UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: December 1, 2011 – February 29, 2012

Item 1. Schedule of Investments.

Stone Harbor Emerging Markets Debt Fund	Statement of Investments

February 29, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 61.74%

Argentina - 5.97%
City of Buenos Aires Argentina	USD	9.950%	03/01/2017	1,655,000	$1,667,412	(1)

Republic of Argentina:
	USD	7.000%	04/17/2017	12,503,985	10,730,503
	USD	0.000%	03/31/2023	184,000	133,400	(2)
	USD	6.000%	03/31/2023	480,000	372,000	(2)
	ARS	9.877%	12/31/2033	22,163,275	4,844,060	(3)
	EUR	6.840%	12/31/2033	25,464,452	22,391,401	(3)
	EUR	7.820%	12/31/2033	23,217,399	20,570,186
	USD	7.470%	12/31/2033	8,062,705	6,107,499
	USD	4.383%	12/15/2035	1,777,000	244,338	(3)

					67,060,799

Brazil - 2.44%

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2014	639,000	373,061
	BRL	10.000%	01/01/2021	6,205,000	3,372,315

Republic of Brazil:
	USD	5.875%	01/15/2019	597,000	716,400
	USD	8.875%	10/14/2019	100,000	141,500
	USD	4.875%	01/22/2021	6,890,000	7,797,757
	USD	8.750%	02/04/2025	1,680,000	2,553,600
	USD	8.250%	01/20/2034	1,455,000	2,237,063
	USD	7.125%	01/20/2037	7,391,000	10,256,860

					27,448,556

Colombia - 3.97%
Bogota Distrio Capital	COP	9.750%	07/26/2028	7,800,000,000	6,100,823	(4)

Republic of Colombia:
	USD	7.375%	01/27/2017	3,128,000	3,865,426
	USD	8.125%	05/21/2024	25,000	35,375
	USD	7.375%	09/18/2037	20,914,000	29,279,600
	USD	6.125%	01/18/2041	4,281,000	5,270,981

					44,552,205

Croatia - 1.06%

Croatian Government:
	USD	6.750%	11/05/2019	2,250,000	2,224,687	(4)
	USD	6.625%	07/14/2020	1,299,000	1,266,525	(4)
	USD	6.375%	03/24/2021	8,937,000	8,467,808	(1)

					11,959,020

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
El Salvador - 1.10%

Republic of El Salvador:
	USD	7.375%	12/01/2019	220,000	$237,600	(1)
	USD	7.375%	12/01/2019	2,068,000	2,233,440	(4)
	USD	7.750%	01/24/2023	1,014,000	1,115,400	(4)
	USD	8.250%	04/10/2032	1,000,000	1,100,000	(4)
	USD	7.650%	06/15/2035	7,420,000	7,624,050	(4)

					12,310,490

Gabon - 0.01%
Republic of Gabon	USD	8.200%	12/12/2017	50,000	59,375	(1)

Ghana - 0.25%
Republic of Ghana	USD	8.500%	10/04/2017	2,498,000	2,772,780	(4)

Greece - 0.35%

Hellenic Republic Government Bond:
	EUR	4.500%	09/20/2037	7,832,000	2,329,211
	EUR	4.600%	09/20/2040	5,750,000	1,655,444

					3,984,655

Hungary - 0.55%

Republic of Hungary:
	EUR	4.500%	01/29/2014	1,374,000	1,742,488
	GBP	5.500%	05/06/2014	194,000	289,188
	GBP	5.000%	03/30/2016	668,000	912,339
	EUR	3.500%	07/18/2016	918,000	1,030,423
	EUR	4.375%	07/04/2017	1,986,000	2,242,446

					6,216,884

Indonesia - 3.01%

Republic of Indonesia:
	USD	6.875%	01/17/2018	1,278,000	1,549,575	(4)
	USD	11.625%	03/04/2019	2,170,000	3,268,563	(1)
	USD	11.625%	03/04/2019	8,553,000	12,882,956	(4)
	USD	5.875%	03/13/2020	2,977,000	3,464,484	(4)
	USD	6.625%	02/17/2037	2,050,000	2,557,375	(4)
	USD	6.625%	02/17/2037	2,597,000	3,239,757	(1)
	USD	7.750%	01/17/2038	4,807,000	6,789,887	(4)

					33,752,597

Iraq - 2.52%
Republic of Iraq	USD	5.800%	01/15/2028	36,051,000	28,300,035	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Lithuania - 1.78%

Republic of Lithuania:
	USD	7.375%	02/11/2020	503,000	$572,163	(4)
	USD	6.125%	03/09/2021	16,005,000	16,565,175	(4)
	USD	6.625%	02/01/2022	2,622,000	2,823,566	(1)

					19,960,904

Mexico - 5.48%

Mexican Bonos:
	MXN	7.750%	12/14/2017	34,840,000	3,025,346
	MXN	6.500%	06/10/2021	197,080,000	15,721,540
	MXN	7.500%	06/03/2027	10,000,000	820,057
	MXN	8.500%	05/31/2029	22,920,000	2,025,628

United Mexican States:
	USD	5.125%	01/15/2020	8,292,000	9,481,902
	USD	8.000%	09/24/2022	2,012,000	2,816,800
	USD	8.300%	08/15/2031	6,157,000	9,266,285
	USD	7.500%	04/08/2033	2,442,000	3,443,220
	USD	6.750%	09/27/2034	280,000	365,400
	USD	6.050%	01/11/2040	906,000	1,101,922
	USD	5.750%	10/12/2110	12,668,000	13,523,090

					61,591,190

Panama - 3.48%

Republic of Panama:
	USD	5.200%	01/30/2020	8,552,000	9,792,040
	USD	9.375%	01/16/2023	25,000	35,000
	USD	7.125%	01/29/2026	967,000	1,296,989
	USD	8.875%	09/30/2027	5,002,000	7,671,818
	USD	9.375%	04/01/2029	10,359,000	16,600,297
	USD	6.700%	01/26/2036	2,792,000	3,643,560

					39,039,704

Peru - 1.02%

Republic of Peru:
	USD	8.750%	11/21/2033	5,990,000	9,209,625
	USD	5.625%	11/18/2050	1,997,000	2,196,700

					11,406,325

Philippines - 2.48%

Republic of Philippines:
	USD	6.500%	01/20/2020	2,697,000	3,303,825
	USD	10.625%	03/16/2025	1,109,000	1,814,601
	USD	5.500%	03/30/2026	2,002,000	2,298,546
	USD	9.500%	02/02/2030	8,226,000	13,161,600
	USD	7.750%	01/14/2031	4,590,000	6,431,738
	USD	6.375%	01/15/2032	520,000	645,450
	USD	6.375%	10/23/2034	116,000	145,290

					27,801,050

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Poland - 5.22%

Republic of Poland:
	USD	6.375%	07/15/2019	23,579,000	$27,705,325
	EUR	4.200%	04/15/2020	6,630,000	8,984,879
	EUR	4.000%	03/23/2021	665,000	879,731
	USD	5.125%	04/21/2021	10,093,000	10,868,899
	USD	5.000%	03/23/2022	9,516,000	10,128,592

					58,567,426

Qatar - 1.33%

State of Qatar:
	USD	6.550%	04/09/2019	9,087,000	10,795,356	(4)
	USD	5.250%	01/20/2020	3,730,000	4,117,920	(4)

					14,913,276

Romania - 0.10%
Romania	USD	6.750%	2/7/2022	1,110,000	1,139,831	(1)

Russia - 7.36%

Russian Federation:
	USD	11.000%	07/24/2018	437,000	618,355	(4)
	USD	5.000%	04/29/2020	500,000	535,312	(4)
	USD	12.750%	06/24/2028	5,031,000	8,992,913	(4)
	USD	7.500%	03/31/2030	60,874,417	72,554,696	(4)(5)

					82,701,276

South Africa - 4.00%

Republic of South Africa:
	USD	8.500%	06/23/2017	45,000	55,800
	ZAR	8.000%	12/21/2018	33,140,000	4,531,144
	USD	6.875%	05/27/2019	3,141,000	3,847,725
	USD	5.500%	03/09/2020	7,373,000	8,396,004
	ZAR	6.750%	03/31/2021	53,090,000	6,577,143
	USD	5.875%	05/30/2022	8,140,000	9,574,675
	USD	4.665%	01/17/2024	7,999,000	8,388,951
	USD	6.250%	03/08/2041	3,031,000	3,599,312

					44,970,754

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Turkey - 4.08%

Republic of Turkey:
	TRY	0.000%	07/17/2013	5,470,000	$2,772,751	(6)
	USD	7.000%	09/26/2016	159,000	179,272
	USD	6.750%	04/03/2018	5,293,000	5,954,625
	USD	7.000%	03/11/2019	135,000	154,406
	USD	7.500%	11/07/2019	16,848,000	19,859,580
	USD	7.000%	06/05/2020	372,000	425,475
	USD	5.625%	03/30/2021	1,053,000	1,093,804
	USD	5.125%	03/25/2022	4,992,000	4,967,040
	USD	6.250%	09/26/2022	4,271,000	4,580,648
	USD	7.375%	02/05/2025	1,820,000	2,129,400
	USD	6.875%	03/17/2036	2,000,000	2,192,500
	USD	7.250%	03/05/2038	1,285,000	1,474,538

					45,784,039

Ukraine - 2.16%

Ukraine Government:
	USD	6.385%	06/26/2012	6,505,000	6,545,656	(4)
	USD	7.650%	06/11/2013	3,786,000	3,762,337	(4)
	USD	6.875%	09/23/2015	208,000	196,820	(4)
	USD	6.875%	09/23/2015	1,723,000	1,630,389	(1)
	USD	6.250%	06/17/2016	935,000	852,019	(4)
	USD	6.250%	06/17/2016	2,600,000	2,369,250	(1)
	USD	6.750%	11/14/2017	4,950,000	4,467,375	(4)
	USD	7.750%	09/23/2020	4,759,000	4,289,049	(4)
	USD	7.950%	02/23/2021	207,000	188,629	(4)

					24,301,524

Uruguay - 1.86%

Republic of Uruguay:
	USD	9.250%	05/17/2017	3,467,000	4,611,110
	USD	8.000%	11/18/2022	4,838,497	6,628,741
	USD	6.875%	09/28/2025	1,448,650	1,865,137
	USD	7.875%	01/15/2033	1,390,800	1,933,212	(7)
	USD	7.625%	03/21/2036	4,257,176	5,882,353

					20,920,553

Venezuela - 0.16%

Republic of Venezuela:
	USD	13.625%	08/15/2018	10,000	10,900
	USD	13.625%	08/15/2018	1,669,000	1,752,450	(4)

					1,763,350

TOTAL SOVEREIGN DEBT OBLIGATIONS					693,278,598

(Cost $660,589,348)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
BANK LOANS - 0.29%(8)

Brazil - 0.07%
Virgolino de Oliveira - GVO Loan	USD	5.273%	03/11/2015	882,353	$860,294	(3)

Indonesia - 0.22%
PT Bumi Resources	USD	11.250%	08/07/2013	1,337,000	1,411,871	(3)
PT Bumi Tranche A	USD	15.000%	01/18/2013	577,486	577,486	(16)
PT Bumi Tranche B	USD	15.000%	01/18/2013	460,908	460,908	(16)

					2,450,265

TOTAL BANK LOANS					3,310,559

(Cost $3,251,631)

CORPORATE BONDS - 28.77%

Argentina - 0.32%
Capex SA	USD	10.000%	03/10/2018	1,642,000	1,395,700	(1)

Empresa Distribuidora Y Comercializadora Norte:
	USD	9.750%	10/25/2022	500,000	382,500	(4)
	USD	9.750%	10/25/2022	1,362,000	1,041,930	(1)

Inversiones y Representaciones SA:
	USD	11.500%	07/20/2020	100,000	106,300	(4)
	USD	11.500%	07/20/2020	636,000	677,578	(1)

					3,604,008

Barbados - 0.15%
Columbus International, Inc.	USD	11.500%	11/20/2014	1,500,000	1,635,000	(4)

Brazil - 3.44%

Banco Cruzeiro do Sul SA:
	USD	8.875%	09/22/2020	984,000	856,080	(1)
	USD	8.875%	09/22/2020	1,100,000	957,000	(4)

BM&FBovespa SA:
	USD	5.500%	07/16/2020	842,000	900,940	(1)
	USD	5.500%	07/16/2020	1,400,000	1,498,000	(4)

BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	260,000	276,900	(4)
	USD	8.500%	01/21/2049	482,000	513,330	(1)

BR Properties SA:
	USD	9.000%	10/07/2015	310,000	325,500	(1)
	USD	9.000%	10/07/2049	135,000	141,750	(4)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	1,200,000	1,227,000	(1)

General Shopping Finance Ltd.:
	USD	10.000%	11/09/2015	1,824,000	1,896,960	(1)
	USD	10.000%	11/09/2049	246,000	255,840	(4)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	825,000	884,813	(4)(5)
Hypermarcas SA	USD	6.500%	04/20/2021	3,699,000	3,606,525	(1)
Minerva Luxembourg SA	USD	12.250%	02/10/2022	1,400,000	1,470,000	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Brazil - 3.44% (continued)

Minerva Overseas II Ltd.:
	USD	10.875%	11/15/2019	538,000	$550,105	(4)
	USD	10.875%	11/15/2019	633,000	647,243	(1)
Mirabela Nickel Ltd.	USD	8.750%	04/15/2018	392,000	341,040	(1)
NET Servicos de Comunicacao SA	USD	7.500%	01/27/2020	2,802,000	3,306,360

Odebrecht Drilling Norbe VIII/IX Ltd.:
	USD	6.350%	06/30/2021	1,631,700	1,745,919	(1)
	USD	6.350%	06/30/2021	2,597,000	2,778,790	(4)
Odebrecht Finance Ltd.	USD	7.000%	04/21/2020	350,000	385,875	(4)
OGX Petroleo e Gas Participacoes SA	USD	8.500%	06/01/2018	3,356,000	3,515,410	(1)
Petrobras International Finance Co.	USD	5.375%	01/27/2021	430,000	464,451

Petrobras International Finance Co. - Pifco:
	USD	2.875%	02/06/2015	700,000	718,227
	USD	6.750%	01/27/2041	670,000	781,709

QGOG Atlantic / Alaskan Rigs Ltd.:
	USD	5.250%	07/30/2018	191,480	196,027	(4)
	USD	5.250%	07/30/2018	3,835,344	3,926,434	(1)

Telemar Norte Leste SA:
	USD	5.500%	10/23/2020	1,006,000	1,028,635	(4)
	USD	5.500%	10/23/2020	2,312,000	2,364,020	(1)
Virgolino de Oliveira Finance Ltd.	USD	10.500%	01/28/2018	617,000	607,745	(4)
Votorantim Cimentos SA	USD	7.250%	04/05/2041	500,000	505,500	(1)

					38,674,128

Chile - 1.00%
Banco del Estado de Chile	USD	3.875%	02/08/2022	3,277,000	3,260,615	(1)
Cencosud SA	USD	5.500%	01/20/2021	2,000,000	2,113,486	(1)

Codelco, Inc.:
	USD	7.500%	01/15/2019	450,000	576,090	(4)
	USD	6.150%	10/24/2036	4,295,000	5,315,260	(4)

					11,265,451

China - 1.19%
China Liansu Group Holdings Ltd.	USD	7.875%	05/13/2016	1,268,000	1,214,110	(1)
China Overseas Finance Cayman IV Ltd.	USD	4.875%	02/15/2017	500,000	511,950

Evergrande Real Estate Group Ltd.:
	USD	13.000%	01/27/2015	106,000	106,000	(1)
	USD	13.000%	01/27/2015	666,000	666,000	(4)
Kaisa Group Holdings Ltd.	USD	13.500%	04/28/2015	1,549,000	1,537,382	(4)
Mega Advance Investments Ltd.	USD	5.000%	05/12/2021	661,000	698,860	(1)
MIE Holdings Corp.	USD	9.750%	05/12/2016	1,586,000	1,578,070	(1)
Sinochem Overseas Capital Co. Ltd.	USD	4.500%	11/12/2020	4,384,000	4,309,556	(1)

Texhong Textile Group Ltd.:
	USD	7.625%	01/19/2016	343,000	291,550	(1)
	USD	7.625%	01/19/2016	858,000	729,300	(4)

West China Cement Ltd.:
	USD	7.500%	01/25/2016	824,000	735,420	(4)
	USD	7.500%	01/25/2016	1,138,000	1,015,665	(1)

					13,393,863

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Colombia - 0.57%
BanColombia SA	USD	5.950%	06/03/2021	1,000,000	$1,042,500
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	1,900,000	2,004,500	(1)
Gruposura Finance	USD	5.700%	05/18/2021	2,313,000	2,388,172	(1)
Grupo Aval Ltd.	USD	5.250%	02/01/2017	1,000,000	1,029,250	(1)

					6,464,422

Dominican Republic - 0.04%

Cap Cana SA:
	USD	10.000%	04/30/2016	1,103,320	275,830	(2)(4)
	USD	10.000%	04/30/2016	1,343,373	201,506	(2)(4)

					477,336

Hong Kong - 0.48%
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	1,757,000	1,800,925	(3)(4)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	1,500,000	1,532,101	(1)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	1,999,000	2,059,170

					5,392,196

India - 0.36%
Axis Bank Ltd.	USD	7.125%	06/28/2022	311,000	293,895	(3)
Bank of India	USD	6.994%	03/03/2049	344,000	311,320	(3)

ICICI Bank Ltd.:
	USD	5.750%	11/16/2020	200,000	201,890	(4)
	USD	5.750%	11/16/2020	608,000	613,746	(1)
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	1,000,000	1,016,850	(1)
Vedanta Resources PLC	USD	8.250%	06/07/2021	1,715,000	1,594,950	(1)

					4,032,651

Indonesia - 0.79%
Bakrie Telecom Pte Ltd.	USD	11.500%	05/07/2015	1,805,000	1,055,925	(4)
BLT Finance BV	USD	7.500%	05/15/2014	644,000	177,100	(2)(4)
Bumi Capital Pte Ltd.	USD	12.000%	11/10/2016	1,200,000	1,344,000	(4)

Bumi Investment Pte Ltd.:
	USD	10.750%	10/06/2017	325,000	349,781	(1)
	USD	10.750%	10/06/2017	2,400,000	2,583,000	(4)

Indosat Palapa Co. BV:
	USD	7.375%	07/29/2020	241,000	272,631	(1)
	USD	7.375%	07/29/2020	550,000	622,188	(4)
Listrindo Capital BV	USD	6.950%	02/21/2019	661,000	672,567	(1)
PT Adaro Indonesia	USD	7.625%	10/22/2019	1,617,000	1,800,934	(4)

					8,878,126

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Jamaica - 0.52%

Digicel Group Ltd.:
	USD	8.875%	01/15/2015	1,000,000	$1,022,500	(4)
	USD	9.125%	01/15/2015	1,878,000	1,924,950	(1)
	USD	8.250%	09/01/2017	1,160,000	1,241,200	(4)
	USD	10.500%	04/15/2018	1,450,000	1,595,000	(4)

					5,783,650

Kazakhstan - 3.12%

BTA Bank JSC:
	USD	10.750%	07/01/2018	1,159,562	307,284	(1)(2)
	USD	10.750%	07/01/2018	4,949,274	1,311,558	(2)(4)
	USD	0.000%	07/01/2020	500,000	36,250	(4)(6)
	USD	0.000%	07/01/2020	2,515,532	182,376	(1)(6)

KazMunayGas National Co.:
	USD	8.375%	07/02/2013	10,747,000	11,512,724	(4)
	USD	11.750%	01/23/2015	6,084,000	7,407,270	(4)
	USD	9.125%	07/02/2018	1,158,000	1,440,262	(1)
	USD	7.000%	05/05/2020	739,000	851,698	(1)
	USD	7.000%	05/05/2020	5,615,000	6,471,287	(4)
	USD	6.375%	04/09/2021	2,538,000	2,798,145	(1)

Zhaikmunai LLP:
	USD	10.500%	10/19/2015	1,037,000	1,101,813	(1)
	USD	10.500%	10/19/2015	1,475,000	1,567,187	(4)

					34,987,854

Malaysia - 3.20%
Penerbangan Malaysia BHD	USD	5.625%	03/15/2016	1,195,000	1,332,007	(4)

Petroliam Nasional BHD:
	USD	7.750%	08/15/2015	335,000	400,174	(1)
	USD	7.625%	10/15/2026	840,000	1,194,228	(4)

Petronas Capital Ltd.:
	USD	5.250%	08/12/2019	630,000	714,184	(1)
	USD	5.250%	08/12/2019	5,540,000	6,280,285	(4)
	USD	7.875%	05/22/2022	17,019,000	23,623,223	(4)
Petronas Global Sukuk Ltd.	USD	4.250%	08/12/2014	2,240,000	2,366,672	(1)

					35,910,773

Mexico - 2.27%
America Movil SAB de CV	USD	2.375%	09/08/2016	3,778,000	3,876,538

Axtel SAB de CV:
	USD	7.625%	02/01/2017	347,000	303,625	(1)
	USD	9.000%	09/22/2019	1,171,000	1,024,625	(4)
BBVA Bancomer SA	USD	4.500%	03/10/2016	585,000	602,550	(4)

Cemex Espana Luxembourg:
	EUR	8.875%	05/12/2017	54,000	61,513	(4)
	USD	9.250%	05/12/2020	2,250,000	2,070,000	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mexico - 2.27% (continued)

Cemex SAB de CV:
	USD	5.579%	09/30/2015	921,000	$819,690	(1)(3)
	USD	9.000%	01/11/2018	530,000	492,900	(4)
	USD	9.000%	01/11/2018	1,047,000	973,710	(1)
Geo Maquinaria	USD	9.625%	05/02/2021	3,789,879	3,524,587	(1)
Grupo Bimbo SAB de CV	USD	4.875%	06/30/2020	183,000	196,363	(1)
Grupo Televisa SAB	USD	6.000%	05/12/2018	200,000	232,321
Hipotecaria Su Casita SA de CV	USD	7.500%	06/29/2018	113,997	48,449	(1)
Pemex Finance Ltd.	USD	9.150%	11/15/2018	1,250,000	1,533,448

Pemex Project Funding Master Trust:
	EUR	5.500%	02/24/2025	2,275,000	3,035,172	(4)
	USD	6.625%	06/15/2035	3,034,000	3,473,930
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	1,100,000	1,272,033

Urbi Desarrollos Urbanos SAB de CV:
	USD	9.500%	01/21/2020	1,700,000	1,759,500
	USD	9.750%	02/03/2022	200,000	206,000	(1)

					25,506,954

Peru - 0.36%

Banco de Credito del Peru:
	USD	5.375%	09/16/2020	500,000	510,000	(4)
	USD	5.375%	09/16/2020	561,000	572,220	(1)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	785,000	816,400	(1)
Southern Copper Corp.	USD	6.750%	04/16/2040	1,167,000	1,282,957
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	836,000	864,842	(1)

					4,046,419

Qatar - 0.58%

Qtel International Finance Ltd.:
	USD	4.750%	02/16/2021	567,000	579,191	(1)
	USD	4.750%	02/16/2021	2,340,000	2,390,310	(4)
	USD	5.000%	10/19/2025	1,155,000	1,171,747	(1)
	USD	5.000%	10/19/2025	2,322,000	2,355,669	(4)

					6,496,917

Russia - 1.79%
AK Transneft OJSC Via TransCapitalInvest Ltd.	USD	8.700%	08/07/2018	200,000	244,750	(4)

Alfa Bank OJSC Via Alfa Bond Issuance PLC:
	USD	7.875%	09/25/2017	100,000	102,750	(4)
	USD	7.875%	09/25/2017	658,000	676,095	(1)
ALROSA Finance SA	USD	7.750%	11/03/2020	1,040,000	1,107,600	(4)
Evraz Group SA	USD	6.750%	04/27/2018	2,684,000	2,650,450	(1)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	3,437,000	3,445,593	(1)
MTS International Funding Ltd.	USD	8.625%	06/22/2020	800,000	916,000	(4)
Novatek Finance Ltd.	USD	6.604%	02/03/2021	3,722,000	4,043,023	(1)
SCF Capital Ltd.	USD	5.375%	10/27/2017	2,670,000	2,563,200	(1)
TNK-BP Finance SA	USD	6.625%	03/20/2017	200,000	220,000	(4)

Vimpel Communications Holdings BV:
	USD	6.255%	03/01/2017	1,330,000	1,315,037	(4)
	USD	7.504%	03/01/2022	600,000	587,250	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Russia - 1.79% (continued)

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC:
	USD	6.493%	02/02/2016	1,000,000	$1,025,000	(4)
	USD	7.748%	02/02/2021	1,167,000	1,165,541	(1)

					20,062,289

Singapore - 0.05%
STATS ChipPAC Ltd.	USD	5.375%	03/31/2016	510,000	515,100	(1)

South Africa - 0.56%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	2,739,000	2,615,745	(4)
Myriad International Holding BV	USD	6.375%	07/28/2017	3,300,000	3,679,500	(4)

					6,295,245

South Korea - 0.56%

Export-Import Bank of Korea:
	USD	8.125%	01/21/2014	2,447,000	2,698,307
	USD	4.375%	09/15/2021	1,913,000	1,957,860
Korea Gas Corp.	USD	6.250%	01/20/2042	803,000	913,452	(1)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	700,000	734,720	(4)

					6,304,339

Turkey - 0.24%
Yuksel Insaat AS	USD	9.500%	11/10/2015	3,237,000	2,735,265	(4)

Ukraine - 0.79%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	2,147,000	1,985,975	(1)
Metinvest BV	USD	8.750%	02/14/2018	2,582,000	2,385,122	(1)
MHP SA	USD	10.250%	04/29/2015	1,005,000	986,156	(4)
Mriya Agro Holding PLC	USD	10.950%	03/30/2016	1,452,000	1,314,060	(1)
National JSC Naftogaz of Ukraine	USD	9.500%	09/30/2014	2,189,000	2,153,429

					8,824,742

United Arab Emirates - 1.13%
Abu Dhabi National Energy Co.	USD	6.250%	09/16/2019	200,000	220,500	(4)

Dolphin Energy Ltd.:
	USD	5.888%	06/15/2019	674,320	725,231	(4)
	USD	5.500%	12/15/2021	600,000	623,400	(1)
DP World Ltd.	USD	6.850%	07/02/2037	2,520,000	2,406,600	(4)
DP World Sukuk Ltd.	USD	6.250%	07/02/2017	2,990,000	3,136,510	(4)

Dubai Holding Commercial Operations MTN Ltd.:
	EUR	4.750%	01/30/2014	250,000	298,936
	GBP	6.000%	02/01/2017	2,150,000	2,736,326

IPIC GMTN Ltd.:
	USD	3.750%	03/01/2017	1,940,000	1,959,400	(1)
	USD	6.875%	11/01/2041	400,000	415,000	(1)
MDC-GMTN BV	USD	3.750%	04/20/2016	200,000	205,800	(4)

					12,727,703

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Venezuela - 5.26%

Petroleos de Venezuela SA:
	USD	4.900%	10/28/2014	53,594,725	$47,364,338
	USD	5.000%	10/28/2015	3,231,899	2,698,636
	USD	5.250%	04/12/2017	6,000,000	4,755,000	(4)
	USD	8.500%	11/02/2017	4,616,200	4,208,820	(4)

					59,026,794

TOTAL CORPORATE BONDS					323,041,225

(Cost $315,504,726)

PARTICIPATION NOTES - 0.65%

Argentina - 0.10%
Hidroelec el Chocon SA	USD	8.061%	03/01/2015	1,100,000	1,100,000

Ukraine - 0.55%
Ukreximbank Biz Finance PLC	USD	8.375%	04/27/2015	6,731,000	6,234,589	(4)

TOTAL PARTICIPATION NOTES					7,334,589

(Cost $7,765,827)

CREDIT LINKED NOTES - 4.70%

Argentina - 0.29%
Cablevision SA	USD	9.375%	02/12/2018	3,618,000	3,292,380	(9)

Brazil - 2.62%

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2014	5,500,000	3,211,763	(10)
	BRL	10.000%	01/01/2015	4,400,000	2,541,985	(11)
	BRL	10.000%	01/01/2017	600,000	338,429	(12)
	BRL	10.000%	01/01/2017	2,000,000	1,127,680	(11)
	BRL	10.000%	01/01/2021	3,000,000	1,628,534	(10)
	BRL	10.000%	01/01/2021	4,000,000	2,161,386	(13)
	BRL	10.000%	01/01/2021	4,200,000	2,282,631	(11)
	BRL	10.000%	01/01/2021	5,000,000	2,717,417	(14)
	BRL	10.000%	01/01/2021	6,000,000	3,267,934	(9)
	BRL	10.000%	01/01/2021	9,000,000	4,891,351	(11)
	BRL	10.000%	01/01/2021	9,600,000	5,211,309	(10)

					29,380,419

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Colombia - 0.94%

Titulos de Tesoreria - Series B:
	COP	11.000%	07/24/2020	3,500,000,000	$2,436,745	(10)
	COP	11.000%	07/24/2020	4,000,000,000	2,784,852	(10)
	COP	11.000%	07/24/2020	5,700,000,000	3,968,413	(10)
	COP	10.000%	07/24/2024	1,952,000,000	1,336,352	(10)

					10,526,362

Iraq - 0.35%
Republic of Iraq	JPY	2.447%	01/01/2028	511,551,997	3,917,347	(3)(15)

Russia - 0.50%
Russian Government	RUB	7.600%	04/14/2021	167,100,000	5,665,377	(14)

TOTAL CREDIT LINKED NOTES					52,781,885

(Cost $52,398,607)

SHORT TERM INVESTMENTS - 1.65%

Money Market Mutual Funds - 1.65%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares
(0.15875% 7-Day Yield)	USD			18,489,463	18,489,463

TOTAL SHORT TERM INVESTMENTS					18,489,463

(Cost $18,489,463)

Total Investments - 97.80%					1,098,236,319

(Cost $1,057,999,602)

Other Assets In Excess of Liabilities - 2.20%					24,719,330

Net Assets - 100.00%					$1,122,955,649

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

ARS	-	Argentine Peso
BRL	-	Brazilian Real
CNY	-	Chinese Yuan
COP	-	Colombian Peso
EUR	-	Euro Currency
GBP	-	Great Britain Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $125,330,163, which represents approximately 11.16% of net assets as of February 29, 2012.

(2)	Security is currently in default/non-income producing.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(4)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of February 29, 2012, the aggregate market value of those securities was $362,809,303, which represents approximately 32.31% of net assets.

(5)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 29, 2012.
(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	Pay-in-kind securities.
(8)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 29, 2012. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9)	The underlying security is issued by Deutsche Bank AG London.
(10)	The underlying security is issued by Citigroup Global Markets.
(11)	The underlying security is issued by JP Morgan Chase.
(12)	The underlying security is issued by HSBC Bank.
(13)	The underlying security is issued by Barclays Bank PLC.
(14)	The underlying security is issued by Credit Suisse First Boston.
(15)	The underlying security is issued by Merrill Lynch.
(16)

This security has been valued by management at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $1,038,394 which represents approximately 0.09% of net assets as of February 29, 2012.

Common Abbreviations:
AS	-	Anonim Sirket is the Turkish term for Incorporation.
BHD	-	Berhad is the Malaysian term for public limited company.
BV	-	Besloten Vennootschap a Dutch private limited liability company.
BVI	-	British Virgin Islands.
GMTN	-	Global Medium Term Note.
JSC	-	Joint Stock Co.
LLP	-	Limited Liability Partnership.
Ltd.	-	Limited.
MDC	-	Mubadala Development Company.
MTN	-	Medium Term Note.
OJSC	-	Open Joint Stock Co.
PLC	-	Public Limited Co.

Pte	-	Private.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV	-	A variable capital company.
SAB de CV	-	A variable capital company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
BRL	18,058,284	Purchase	03/02/2012	$10,510,919	$323,463
CNY	16,043,748	Purchase	05/16/2012	2,545,929	27,287
CNY	27,208,050	Purchase	05/16/2012	4,317,554	43,255
CNY	2,871,000	Purchase	05/16/2012	455,589	5,589
CNY	6,395,000	Purchase	05/16/2012	1,014,801	14,801
CNY	2,394,188	Purchase	05/16/2012	379,926	4,926
EUR	2,924,366	Purchase	03/30/2012	3,896,609	62,970
JPY	320,026,000	Sale	03/30/2012	3,937,849	151,642

					$633,933

BRL	18,058,284	Sale	03/02/2012	$10,510,919	$(80,442)
CNY	27,208,050	Sale	05/16/2012	4,317,554	(20,981)
CNY	27,703,936	Sale	05/16/2012	4,396,245	(24,125)
EUR	268,000	Sale	03/30/2012	357,100	(6,750)
EUR	49,819,000	Sale	03/30/2012	66,381,964	(1,254,781)
EUR	2,250,959	Sale	03/30/2012	2,999,319	(57,496)
EUR	1,290,239	Sale	03/30/2012	1,719,195	(23,395)
EUR	1,833,123	Purchase	03/30/2012	2,442,568	(15,045)
GBP	1,693,000	Sale	03/30/2012	2,692,815	(40,104)
GBP	758,000	Sale	03/30/2012	1,205,643	(17,956)

					$(1,541,075)

See Notes to Quarterly Statement of Investments.

Stone Harbor High Yield Bond Fund	Statement of Investments

February 29, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

CORPORATE BONDS - 92.79%

Aerospace/Defense - 1.40%
CPI International, Inc.	USD	8.000%	02/15/2018	2,225,000	$1,941,312
TransDigm, Inc.	USD	7.750%	12/15/2018	2,900,000	3,204,500
Triumph Group, Inc.	USD	8.625%	07/15/2018	1,575,000	1,779,750

					6,925,562

Automotive - 1.85%
Allison Transmission, Inc.	USD	7.125%	05/15/2019	1,300,000	1,345,500	(1)

Chrysler Group LLC:
	USD	8.000%	06/15/2019	950,000	961,875
	USD	8.250%	06/15/2021	1,000,000	1,015,000

Ford Motor Co.:
	USD	7.450%	07/16/2031	910,000	1,172,762
	USD	8.900%	01/15/2032	25,000	32,000
The Goodyear Tire & Rubber Co.	USD	7.000%	05/15/2022	1,600,000	1,628,000
Tomkins LLC	USD	9.000%	10/01/2018	1,745,000	1,936,950
UCI International, Inc.	USD	8.625%	02/15/2019	1,000,000	1,027,500

					9,119,587

Banking - 0.77%
E*Trade Financial Corp.	USD	12.500%	11/30/2017	1,670,000	1,953,900

Provident Funding Associates LP:
	USD	10.250%	04/15/2017	1,025,000	1,004,500	(1)
	USD	10.125%	02/15/2019	1,125,000	863,438	(1)

					3,821,838

Building Products - 1.24%
American Standard Americas	USD	10.750%	01/15/2016	715,000	504,075	(1)
Griffon Corp.	USD	7.125%	04/01/2018	2,700,000	2,821,500
Interface, Inc.	USD	7.625%	12/01/2018	850,000	933,938
Norcraft Cos. LP	USD	10.500%	12/15/2015	2,100,000	1,863,750

					6,123,263

Chemicals - 3.55%
Ineos Finance PLC	USD	8.375%	02/15/2019	2,125,000	2,263,125	(1)
Ineos Group Holdings Ltd.	USD	8.500%	02/15/2016	3,015,000	2,766,262	(1)
Koppers, Inc.	USD	7.875%	12/01/2019	1,875,000	2,015,625
Lyondell Chemical Co.	USD	8.375%	08/15/2015	945,000	0	(2)
LyondellBasell Industries NV	USD	6.000%	11/15/2021	2,145,000	2,364,863	(1)
MacDermid, Inc.	USD	9.500%	04/15/2017	1,875,000	1,973,438	(1)

Momentive Performance Materials, Inc.:
	USD	11.500%	12/01/2016	1,375,000	1,161,875	(3)
	USD	9.000%	01/15/2021	2,495,000	2,314,112
NOVA Chemicals Corp.	USD	8.375%	11/01/2016	2,375,000	2,660,000

					17,519,300

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Construction Machinery - 0.68%
Case New Holland, Inc.	USD	7.875%	12/01/2017	950,000	$1,121,000
The Manitowoc Co., Inc.	USD	9.500%	02/15/2018	1,975,000	2,221,875

					3,342,875

Consumer Products - 0.84%
Armored Autogroup, Inc.	USD	9.250%	11/01/2018	1,025,000	866,125	(1)
Elizabeth Arden, Inc.	USD	7.375%	03/15/2021	950,000	1,028,375
NBTY, Inc.	USD	9.000%	10/01/2018	1,200,000	1,323,000
Visant Corp.	USD	10.000%	10/01/2017	1,025,000	948,125

					4,165,625

Containers/Packaging - 3.91%
ARD Finance SA	USD	11.125%	06/01/2018	1,184,204	1,142,757	(1)(4)

Ardagh Packaging Finance PLC:
	USD	9.125%	10/15/2020	1,450,000	1,540,625	(1)
	EUR	9.250%	10/15/2020	650,000	889,812	(5)
Ball Corp.	USD	5.000%	03/15/2022	830,000	849,713
BWAY Holding Co.	USD	10.000%	06/15/2018	1,275,000	1,421,625
Pregis Corp.	USD	12.375%	10/15/2013	1,085,000	1,060,588
Radnor Holdings Corp.	USD	11.000%	03/15/2010	25,000	2	(2)

Reynolds Group Issuer, Inc.:
	USD	8.750%	10/15/2016	1,850,000	1,979,500	(1)(3)
	USD	9.000%	04/15/2019	1,135,000	1,140,675	(1)
	USD	9.875%	08/15/2019	1,075,000	1,112,625	(1)
	USD	9.875%	08/15/2019	2,080,000	2,152,800	(1)
	USD	8.250%	02/15/2021	650,000	624,000	(1)
Sealed Air Corp.	USD	8.375%	09/15/2021	3,610,000	4,151,500	(1)
Solo Cup Co.	USD	8.500%	02/15/2014	1,235,000	1,219,562

					19,285,784

Drillers/Services - 3.66%

Basic Energy Services, Inc.:
	USD	7.125%	04/15/2016	1,150,000	1,178,750
	USD	7.750%	02/15/2019	1,025,000	1,060,875
CHC Helicopter SA	USD	9.250%	10/15/2020	2,325,000	2,342,437	(1)
Hercules Offshore LLC	USD	10.500%	10/15/2017	2,355,000	2,443,313	(1)
Hornbeck Offshore Services, Inc.	USD	8.000%	09/01/2017	1,875,000	1,987,500
Offshore Group Investments Ltd.	USD	11.500%	08/01/2015	1,995,000	2,234,400
Parker Drilling Co.	USD	9.125%	04/01/2018	1,575,000	1,697,062

SESI LLC:
	USD	6.375%	05/01/2019	1,915,000	2,020,325
	USD	7.125%	12/15/2021	1,000,000	1,107,500	(1)
Trinidad Drilling Ltd.	USD	7.875%	01/15/2019	1,870,000	2,010,250	(1)

					18,082,412

Electric - 5.48%

The AES Corp.:
	USD	9.750%	04/15/2016	925,000	1,105,375
	USD	8.000%	10/15/2017	2,225,000	2,575,438
	USD	7.375%	07/01/2021	2,375,000	2,719,375	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Electric - 5.48% (continued)

Calpine Corp.:
	USD	7.875%	07/31/2020	2,250,000	$2,497,500	(1)
	USD	7.500%	02/15/2021	1,925,000	2,098,250	(1)
DPL, Inc.	USD	7.250%	10/15/2021	1,145,000	1,311,025	(1)
Dynegy Holdings LLC	USD	8.375%	05/01/2016	2,970,000	1,960,200	(2)

Edison Mission Energy:
	USD	7.750%	06/15/2016	1,825,000	1,341,375
	USD	7.000%	05/15/2017	150,000	101,250
	USD	7.200%	05/15/2019	1,540,000	1,008,700
	USD	7.625%	05/15/2027	1,135,000	698,025

GenOn Energy, Inc.:
	USD	9.500%	10/15/2018	1,360,000	1,305,600
	USD	9.875%	10/15/2020	1,875,000	1,767,188

NRG Energy, Inc.:
	USD	8.500%	06/15/2019	2,300,000	2,363,250
	USD	7.625%	09/01/2020	775,000	771,125
	USD	8.250%	09/01/2020	1,235,000	1,256,612
	USD	7.875%	05/15/2021	2,200,000	2,194,500

					27,074,788

Exploration & Production - 5.72%

Atlas Pipeline Partners LP:
	USD	8.750%	06/15/2018	1,050,000	1,123,500	(1)
	USD	8.750%	06/15/2018	875,000	940,625
Concho Resources, Inc.	USD	7.000%	01/15/2021	1,575,000	1,779,750
Eagle Rock Energy Partners LP	USD	8.375%	06/01/2019	2,110,000	2,183,850
Forest Oil Corp.	USD	7.250%	06/15/2019	2,565,000	2,597,063
Kodiak Oil & Gas Corp.	USD	8.125%	12/01/2019	1,075,000	1,151,594	(1)

Linn Energy LLC:
	USD	6.500%	05/15/2019	250,000	256,250	(1)
	USD	7.750%	02/01/2021	3,225,000	3,483,000
MEG Energy Corp.	USD	6.500%	03/15/2021	1,875,000	2,015,625	(1)

NFR Energy LLC:
	USD	9.750%	02/15/2017	225,000	180,000	(1)
	USD	9.750%	02/15/2017	985,000	788,000	(1)
Oasis Petroleum, Inc.	USD	7.250%	02/01/2019	2,150,000	2,289,750

Plains Exploration & Production Co.:
	USD	7.625%	06/01/2018	800,000	864,000
	USD	7.625%	04/01/2020	1,050,000	1,165,500
QEP Resources, Inc.	USD	5.375%	10/01/2022	1,300,000	1,316,250
Range Resources Corp.	USD	5.000%	08/15/2022	1,050,000	1,061,812

SandRidge Energy, Inc.:
	USD	8.000%	06/01/2018	575,000	598,000	(1)
	USD	8.750%	01/15/2020	1,000,000	1,070,000
	USD	7.500%	03/15/2021	2,000,000	2,030,000
Venoco, Inc.	USD	8.875%	02/15/2019	1,475,000	1,342,250

					28,236,819

Financial Other - 0.49%
International Lease Finance Corp.	USD	8.250%	12/15/2020	2,163,000	2,417,178

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Food & Beverage - 4.13%
Campofrio Food Group SA	EUR	8.250%	10/31/2016	1,025,000	$1,430,477	(5)
Cott Beverages, Inc.	USD	8.375%	11/15/2017	1,150,000	1,270,750

Dean Foods Co.:
	USD	7.000%	06/01/2016	2,075,000	2,142,438
	USD	9.750%	12/15/2018	2,885,000	3,202,350
Del Monte Corp.	USD	7.625%	02/15/2019	4,655,000	4,689,912
Michael Foods, Inc.	USD	9.750%	07/15/2018	860,000	946,000

Pinnacle Foods Finance LLC:
	USD	9.250%	04/01/2015	1,825,000	1,884,312
	USD	10.625%	04/01/2017	425,000	451,297
	USD	8.250%	09/01/2017	1,550,000	1,685,625
Post Holdings, Inc.	USD	7.375%	02/15/2022	2,530,000	2,700,775	(1)

					20,403,936

Gaming - 4.24%
American Casino & Entertainment Properties LLC	USD	11.000%	06/15/2014	680,000	722,500
Boyd Gaming Corp.	USD	9.125%	12/01/2018	2,965,000	3,091,013
Caesars Entertainment Operating Co., Inc.	USD	12.750%	04/15/2018	1,165,000	1,007,725
CCM Merger, Inc.	USD	8.000%	08/01/2013	1,180,000	1,174,100	(1)
Harrah’s Operating Co., Inc.	USD	5.375%	12/15/2013	1,100,000	1,003,750

Isle of Capri Casinos, Inc.:
	USD	7.000%	03/01/2014	2,300,000	2,302,875
	USD	7.750%	03/15/2019	1,225,000	1,228,062
Jacobs Entertainment, Inc.	USD	9.750%	06/15/2014	205,000	198,337

MGM Resorts International:
	USD	5.875%	02/27/2014	2,025,000	2,070,563
	USD	6.875%	04/01/2016	1,140,000	1,145,700
	USD	7.500%	06/01/2016	1,025,000	1,048,062
	USD	8.625%	02/01/2019	1,320,000	1,412,400	(1)

Pinnacle Entertainment, Inc.:
	USD	7.500%	06/15/2015	2,605,000	2,696,175
	USD	8.625%	08/01/2017	775,000	846,688
	USD	8.750%	05/15/2020	950,000	1,009,375

					20,957,325

Gas Distributors - 0.84%

Inergy LP:
	USD	7.000%	10/01/2018	300,000	297,000
	USD	6.875%	08/01/2021	1,850,000	1,794,500
Niska Gas Storage US LLC	USD	8.875%	03/15/2018	2,150,000	2,074,750

					4,166,250

Gas Pipelines - 2.55%

ANR Pipeline Co.:
	USD	7.375%	02/15/2024	60,000	77,268
	USD	7.000%	06/01/2025	10,000	12,585

Copano Energy LLC:
	USD	7.750%	06/01/2018	675,000	718,875
	USD	7.125%	04/01/2021	1,525,000	1,624,125
Crosstex Energy, Inc.	USD	8.875%	02/15/2018	1,950,000	2,125,500
El Paso Corp., Series GMTN	USD	7.800%	08/01/2031	1,900,000	2,278,227

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Gas Pipelines - 2.55% (continued)

MarkWest Energy Partners LP:
	USD	6.750%	11/01/2020	475,000	$520,125
	USD	6.250%	06/15/2022	1,100,000	1,185,250
Sabine Pass LNG LP	USD	7.250%	11/30/2013	2,175,000	2,305,500
Targa Resources Partners LP:	USD	7.875%	10/15/2018	775,000	852,500
	USD	6.875%	02/01/2021	850,000	911,625

					12,611,580

Healthcare - 9.64%
American Renal Holdings, Inc.	USD	8.375%	05/15/2018	1,875,000	2,015,625
Biomet, Inc.	USD	11.625%	10/15/2017	1,925,000	2,110,281

Community Health Systems, Inc.:
	USD	8.875%	07/15/2015	2,605,000	2,709,200
	USD	8.000%	11/15/2019	1,900,000	2,023,500	(1)
ConvaTec Healthcare E SA	USD	10.500%	12/15/2018	2,100,000	2,176,125	(1)
Emergency Medical Services Corp., Series WI	USD	8.125%	06/01/2019	2,200,000	2,321,000
Fresenius Medical Care US Finance II, Inc.	USD	5.875%	01/31/2022	2,340,000	2,474,550	(1)
HCA Holdings, Inc.	USD	7.750%	05/15/2021	1,050,000	1,110,375

HCA, Inc.:
	USD	7.500%	02/15/2022	6,125,000	6,645,625
	USD	5.875%	03/15/2022	2,130,000	2,188,575
Health Management Associates, Inc.	USD	7.375%	01/15/2020	2,385,000	2,498,288	(1)
HealthSouth Corp.	USD	8.125%	02/15/2020	3,425,000	3,782,484
IASIS Healthcare LLC	USD	8.375%	05/15/2019	2,285,000	2,193,600

Kinetic Concepts, Inc.:
	USD	10.500%	11/01/2018	1,950,000	2,047,500	(1)
	USD	12.500%	11/01/2019	1,040,000	1,014,000	(1)
Radiation Therapy Services, Inc.	USD	9.875%	04/15/2017	2,275,000	1,711,937

Surgical Care Affiliates, Inc.:
	USD	8.875%	07/15/2015	984,000	990,150	(1)(4)
	USD	10.000%	07/15/2017	1,275,000	1,262,250	(1)

United Surgical Partners International, Inc.:
	USD	8.875%	05/01/2017	125,000	131,094
	USD	9.250%	05/01/2017	1,370,000	1,428,225	(4)
Vanguard Health Holding Co. II LLC	USD	8.000%	02/01/2018	4,525,000	4,785,188

					47,619,572

Industrial Other - 1.04%
Park-Ohio Industries, Inc.	USD	8.125%	04/01/2021	1,250,000	1,281,250
RBS Global, Inc.	USD	8.500%	05/01/2018	3,550,000	3,842,875

					5,124,125

Leisure - 1.85%
AMC Entertainment, Inc.	USD	9.750%	12/01/2020	3,725,000	3,501,500

Cinemark USA, Inc.:
	USD	8.625%	06/15/2019	1,775,000	1,983,563
	USD	7.375%	06/15/2021	1,175,000	1,260,187
Regal Cinemas Corp.	USD	8.625%	07/15/2019	1,700,000	1,865,750
Regal Entertainment Group	USD	9.125%	08/15/2018	475,000	522,500

					9,133,500

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Media Cable - 5.71%
Atlantic Broadband Finance LLC	USD	9.375%	01/15/2014	1,710,000	$1,724,963

Cablevision Systems Corp.:
	USD	8.625%	09/15/2017	1,725,000	1,953,563
	USD	7.750%	04/15/2018	525,000	574,875
	USD	8.000%	04/15/2020	1,275,000	1,437,562
CCO Holdings LLC	USD	6.625%	01/31/2022	2,715,000	2,911,838
Cequel Communications Holdings I LLC	USD	8.625%	11/15/2017	1,425,000	1,535,437	(1)

CSC Holdings LLC:
	USD	7.625%	07/15/2018	325,000	368,875
	USD	8.625%	02/15/2019	475,000	562,875

DISH DBS Corp.:
	USD	7.875%	09/01/2019	2,750,000	3,245,000
	USD	6.750%	06/01/2021	1,825,000	2,034,875
Mediacom LLC	USD	7.250%	02/15/2022	1,520,000	1,546,600	(1)
Nara Cable Funding Ltd.	USD	8.875%	12/01/2018	2,140,000	2,097,200	(1)
Ono Finance II PLC	USD	10.875%	07/15/2019	805,000	730,537	(1)

UPC Holding BV:
	USD	9.875%	04/15/2018	2,625,000	2,926,875	(1)
	EUR	9.750%	04/15/2018	425,000	607,280	(5)
	EUR	8.375%	08/15/2020	800,000	1,097,818	(5)
Virgin Media Finance PLC	USD	5.250%	02/15/2022	630,000	645,750
Ziggo Bond Co. BV	EUR	8.000%	05/15/2018	1,550,000	2,194,137	(5)

					28,196,060

Media Other - 3.51%
Allbritton Communications Co.	USD	8.000%	05/15/2018	1,610,000	1,710,625
AMC Networks, Inc.	USD	7.750%	07/15/2021	900,000	1,008,000	(1)
Bonten Media Acquisition Co.	USD	9.000%	06/01/2015	539,195	438,096	(1)(4)(6)
Entravision Communications Corp.	USD	8.750%	08/01/2017	2,805,000	2,980,313
Fox Acquisition Sub LLC	USD	13.375%	07/15/2016	1,715,000	1,880,069	(1)
Interep National Radio Sales, Inc., Series B	USD	10.000%	07/01/2008	4,000	0	(2)
Local TV Finance LLC	USD	9.250%	06/15/2015	685,000	700,413	(1)(4)
Radio One, Inc.	USD	15.000%	05/24/2016	2,611,460	1,893,308	(4)

Sinclair Television Group, Inc.:
	USD	9.250%	11/01/2017	800,000	898,000	(1)
	USD	8.375%	10/15/2018	2,325,000	2,540,062

Univision Communications, Inc.:
	USD	7.875%	11/01/2020	2,205,000	2,359,350	(1)
	USD	8.500%	05/15/2021	900,000	897,750	(1)

					17,305,986

Metals/Mining/Steel - 4.70%

APERAM:
	USD	7.375%	04/01/2016	850,000	828,750	(1)
	USD	7.750%	04/01/2018	1,425,000	1,360,875	(1)
Arch Coal, Inc.	USD	7.250%	06/15/2021	2,295,000	2,300,738	(1)
Atkore International, Inc.	USD	9.875%	01/01/2018	2,074,000	2,219,180

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Metals/Mining/Steel - 4.70% (continued)

Cloud Peak Energy Resources LLC:
	USD	8.250%	12/15/2017	400,000	$429,000
	USD	8.500%	12/15/2019	1,530,000	1,671,525
Consol Energy, Inc.	USD	8.250%	04/01/2020	1,975,000	2,162,625
FMG Resources August 2006 Pty Ltd.	USD	8.250%	11/01/2019	2,760,000	3,063,600	(1)
JMC Steel Group	USD	8.250%	03/15/2018	1,860,000	1,950,675	(1)
Novelis, Inc.	USD	8.375%	12/15/2017	1,825,000	2,007,500
Peabody Energy Corp.	USD	6.250%	11/15/2021	2,255,000	2,373,387	(1)
Penn Virginia Resource Partners LP	USD	8.250%	04/15/2018	635,000	666,750
Taseko Mines Ltd.	USD	7.750%	04/15/2019	2,225,000	2,147,125

					23,181,730

Non Captive Finance - 0.17%
Ally Financial, Inc.	USD	6.250%	12/01/2017	790,000	819,521

Paper/Forest Products - 2.92%
Ainsworth Lumber Co. Ltd.	USD	11.000%	07/29/2015	2,044,778	1,605,151	(1)(4)
Boise Paper Holdings LLC	USD	8.000%	04/01/2020	2,000,000	2,205,000

Cascades, Inc.:
	USD	7.750%	12/15/2017	1,750,000	1,802,500
	USD	7.875%	01/15/2020	650,000	659,750
Catalyst Paper Corp.	USD	11.000%	12/15/2016	1,540,000	762,300	(1)(2)
Graphic Packaging International, Inc.	USD	9.500%	06/15/2017	2,155,000	2,408,213
Mercer International, Inc.	USD	9.500%	12/01/2017	1,990,000	2,089,500
NewPage Corp.	USD	11.375%	12/31/2014	1,215,000	738,112	(2)

Verso Paper Holdings LLC:
	USD	8.750%	02/01/2019	595,000	297,500
Series B	USD	11.375%	08/01/2016	1,076,000	484,200
Xerium Technologies, Inc.	USD	8.875%	06/15/2018	1,500,000	1,353,750

					14,405,976

Property & Casualty Insurance - 0.24%
CNO Financial Group, Inc.	USD	9.000%	01/15/2018	1,100,000	1,189,375	(1)

Publishing/Printing - 1.40%
Baker & Taylor, Inc.	USD	11.500%	07/01/2013	1,295,000	731,675	(1)

Cenveo Corp.:
	USD	7.875%	12/01/2013	1,470,000	1,411,200
	USD	8.375%	06/15/2014	650,000	620,750
	USD	8.875%	02/01/2018	500,000	487,500
IDEARC, Inc.	USD	8.000%	11/15/2016	1,265,000	0	(2)
The McClatchy Co.	USD	11.500%	02/15/2017	2,925,000	3,151,687
RH Donnelley & Sons Co.	USD	8.250%	03/15/2019	505,000	513,838

					6,916,650

Retail Food/Drug - 0.67%

Albertsons, Inc.:
	USD	8.700%	05/01/2030	725,000	614,438
	USD	8.000%	05/01/2031	625,000	489,062

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Retail Food/Drug - 0.67% (continued)

American Stores Co.:
	USD	7.900%	05/01/2017	550,000	$515,625
	USD	8.000%	06/01/2026	1,465,000	1,239,756
Series MTNB	USD	7.100%	03/20/2028	600,000	453,000

					3,311,881

Retail Non Food/Drug - 2.45%

Claire’s Stores, Inc.:
	USD	9.250%	06/01/2015	550,000	470,250
	USD	9.625%	06/01/2015	958,282	824,123	(4)
	USD	8.875%	03/15/2019	1,150,000	1,009,125
Express LLC	USD	8.750%	03/01/2018	1,300,000	1,446,250
JC Penney Corp., Inc.	USD	7.400%	04/01/2037	2,100,000	2,058,000

Limited Brands, Inc.:
	USD	5.625%	02/15/2022	300,000	310,500
	USD	6.950%	03/01/2033	1,350,000	1,316,250
	USD	7.600%	07/15/2037	400,000	406,000
Michaels Stores, Inc.	USD	7.750%	11/01/2018	2,225,000	2,364,062
RadioShack Corp.	USD	6.750%	05/15/2019	2,250,000	1,895,625

					12,100,185

Satellite - 0.51%
Intelsat Jackson Holdings SA	USD	7.250%	04/01/2019	2,385,000	2,516,175

Services Other - 3.98%
American Residential Services LLC	USD	12.000%	04/15/2015	1,075,000	1,112,625	(1)
ARAMARK Corp.	USD	8.500%	02/01/2015	1,120,000	1,150,811
ARAMARK Holdings Corp.	USD	8.625%	05/01/2016	1,475,000	1,515,562	(1)(4)
Brickman Group Holdings, Inc.	USD	9.125%	11/01/2018	2,295,000	2,191,725	(1)
GXS Worldwide, Inc.	USD	9.750%	06/15/2015	2,040,000	2,045,100
Interactive Data Corp.	USD	10.250%	08/01/2018	1,875,000	2,123,438

Iron Mountain, Inc.:
	USD	8.750%	07/15/2018	1,200,000	1,257,000
	USD	8.000%	06/15/2020	375,000	402,188
	USD	8.375%	08/15/2021	325,000	362,781

ServiceMaster Co.:
	USD	10.750%	07/15/2015	1,550,000	1,641,062	(1)(6)
	USD	8.000%	02/15/2020	1,373,000	1,455,380	(1)
	USD	7.450%	08/15/2027	325,000	278,688
Trans Union LLC	USD	11.375%	06/15/2018	1,925,000	2,245,031

West Corp.:
	USD	8.625%	10/01/2018	350,000	385,875
	USD	7.875%	01/15/2019	1,350,000	1,466,438

					19,633,704

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Technology - 4.26%
CommScope, Inc.	USD	8.250%	01/15/2019	2,350,000	$2,485,125	(1)
First Data Corp.	USD	12.625%	01/15/2021	2,265,000	2,389,575
iGate Corp.	USD	9.000%	05/01/2016	2,125,000	2,321,563
Lawson Software, Inc.	USD	11.500%	07/15/2018	2,600,000	2,730,000	(1)
MEMC Electronic Materials, Inc.	USD	7.750%	04/01/2019	1,550,000	1,321,375
NXP BV	USD	9.750%	08/01/2018	2,125,000	2,414,531	(1)
Seagate HDD Cayman	USD	7.750%	12/15/2018	2,075,000	2,344,750
Sensata Technologies BV	USD	6.500%	05/15/2019	1,175,000	1,248,437	(1)
SSI Investments II	USD	11.125%	06/01/2018	1,810,000	2,022,675
SunGard Data Systems, Inc.	USD	7.375%	11/15/2018	1,625,000	1,755,000

					21,033,031

Textile/Apparel - 0.68%
Levi Strauss & Co.	USD	7.625%	05/15/2020	1,550,000	1,650,750
Quiksilver, Inc.	USD	6.875%	04/15/2015	1,700,000	1,712,750

					3,363,500

Transportation - Non Air/Rail - 0.23%
General Maritime Corp.	USD	12.000%	11/15/2017	2,755,000	55,100	(2)
Teekay Corp.	USD	8.500%	01/15/2020	1,025,000	1,058,312

					1,113,412

Wireless - 2.09%
Matterhorn Mobile	EUR	8.250%	02/15/2020	550,000	756,582	(1)
Sprint Capital Corp.	USD	8.750%	03/15/2032	4,950,000	4,430,250
Sprint Nextel Corp.	USD	9.125%	03/01/2017	1,880,000	1,894,100	(1)
Wind Acquisition Finance SA	USD	12.250%	07/15/2017	3,667,582	3,218,303	(1)(4)

					10,299,235

Wirelines - 5.39%

Cincinnati Bell, Inc.:
	USD	8.250%	10/15/2017	2,730,000	2,832,375
	USD	8.750%	03/15/2018	1,820,000	1,742,650
Citizens Communications Co.	USD	9.000%	08/15/2031	8,113,000	7,950,740
Embarq Corp.	USD	7.995%	06/01/2036	1,575,000	1,687,595
ITC Deltacom, Inc.	USD	10.500%	04/01/2016	2,000,000	2,095,000
Level 3 Financing, Inc.	USD	10.000%	02/01/2018	2,400,000	2,658,000

Qwest Corp.:
	USD	7.500%	06/15/2023	425,000	429,250
	USD	6.875%	09/15/2033	1,750,000	1,758,750
Syniverse Holdings, Inc.	USD	9.125%	01/15/2019	1,050,000	1,149,750
Windstream Corp.	USD	7.500%	04/01/2023	4,094,000	4,329,405

					26,633,515

TOTAL CORPORATE BONDS					458,151,255

(Cost $444,547,599)

CONVERTIBLE CORPORATE BONDS - 1.68%

Airlines - 0.03%
AirTran Holdings, Inc.	USD	5.250%	11/01/2016	110,000	141,075

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Automotive - 0.18%
Cie Generale des Etablissements Michelin, Series ML	EUR	0.000%	01/01/2017	103,820	$158,210	(7)
Suzuki Motor Corp., Series 4	JPY	0.000%	03/29/2013	25,000,000	308,079	(1)(7)
TRW Automotive, Inc.	USD	3.500%	12/01/2015	250,000	429,688

					895,977

Building Products - 0.03%

Cemex SAB de CV:
	USD	3.250%	03/15/2016	49,000	44,529	(1)
	USD	3.750%	03/15/2018	100,000	90,875	(1)

					135,404

Containers/Packaging - 0.06%
Owens-Brockway Glass Container, Inc.	USD	3.000%	06/01/2015	293,000	290,803	(1)

Drillers/Services - 0.20%
Hercules Offshore, Inc.	USD	3.375%	06/01/2038	312,000	299,520	(3)
Hornbeck Offshore Services, Inc.	USD	1.625%	11/15/2026	140,000	153,412	(3)
Newpark Resources, Inc.	USD	4.000%	10/01/2017	163,000	178,485
Subsea 7 SA, Series ACY	USD	2.250%	10/11/2013	300,000	363,300

					994,717

Exploration & Production - 0.04%
Cheniere Energy, Inc.	USD	2.250%	08/01/2012	200,000	198,500

Food & Beverage - 0.11%
Smithfield Foods, Inc.	USD	4.000%	06/30/2013	163,000	195,192
Tyson Foods, Inc.	USD	3.250%	10/15/2013	280,000	346,850

					542,042

Healthcare - 0.05%
Dendreon Corp.	USD	2.875%	01/15/2016	231,000	193,751
Integra LifeSciences Holdings Corp.	USD	1.625%	12/15/2016	92,000	82,570	(1)

					276,321

Industrial Other - 0.05%
Altra Holdings, Inc.	USD	2.750%	03/01/2031	239,000	240,195	(1)

Lodging - 0.01%
Home Inns & Hotels Management, Inc.	USD	2.000%	12/15/2015	56,000	47,180	(1)

Metals/Mining/Steel - 0.05%
RTI International Metals, Inc.	USD	3.000%	12/01/2015	234,000	237,803

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Pharmaceuticals - 0.08%
PDL BioPharma, Inc.	USD	3.750%	05/01/2015	111,000	$115,440
Savient Pharmaceuticals, Inc.	USD	4.750%	02/01/2018	162,000	70,268
Teva Pharmaceutical Finance Co. LLC, Series C	USD	0.250%	02/01/2026	175,000	193,156

					378,864

Railroads - 0.06%
Greenbrier Cos., Inc.	USD	3.500%	04/01/2018	277,000	287,041	(1)

Retail Non Food/Drug - 0.05%
RadioShack Corp.	USD	2.500%	08/01/2013	250,000	240,000	(1)

Technology - 0.68%
Alcatel-Lucent, Series ALU	EUR	0.162%	01/01/2015	2,000,000	81,907

Alcatel-Lucent USA, Inc.:
Series A	USD	2.875%	06/15/2023	330,000	275,550
Series B	USD	2.750%	06/15/2025	90,000	86,738
Callidus Software, Inc.	USD	4.750%	06/01/2016	201,000	229,140	(1)
Ciena Corp.	USD	4.000%	03/15/2015	125,000	136,719	(1)
Comtech Telecommunications Corp.	USD	3.000%	05/01/2029	159,000	180,266
Dealertrack Holdings, Inc.	USD	1.500%	03/15/2017	20,000	20,000	(1)
Digital River, Inc.	USD	2.000%	11/01/2030	355,000	334,587
Ixia	USD	3.000%	12/15/2015	271,000	296,067
Mentor Graphics Corp.	USD	4.000%	04/01/2031	283,000	308,824	(1)

Micron Technology, Inc.:
	USD	1.875%	06/01/2027	121,000	125,084
Series A	USD	1.500%	08/01/2031	155,000	169,143	(1)

ON Semiconductor Corp.:
	USD	2.625%	12/15/2026	303,000	349,208
Series B	USD	0.000%	04/15/2024	375,000	385,781	(7)
Rudolph Technologies, Inc.	USD	3.750%	07/15/2016	44,000	46,255	(1)

WebMD Health Corp.:
	USD	2.250%	03/31/2016	40,000	38,250	(1)
	USD	2.500%	01/31/2018	248,000	224,440
Xilinx, Inc.	USD	3.125%	03/15/2037	56,000	72,450

					3,360,409

Transportation - Non Air/Rail - 0.00%(8)
Ultrapetrol Bahamas Ltd.	USD	7.250%	01/15/2017	31,000	22,785	(1)

TOTAL CONVERTIBLE CORPORATE BONDS					8,289,116

(Cost $8,122,335)

BANK LOANS - 2.26%(9)

Building Products - 0.03%

Collins & Aikman Floorcoverings, Inc. - Term Loan B:
	USD	2.746%	03/19/2012	128,571	123,428
	USD	2.746%	03/23/2012	18,367	17,633
	USD	2.744%	03/30/2012	7,113	6,829

					147,890

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Electric - 0.61%
Texas Competitive Electric Holdings Co., LLC - 2017 Term Loan	USD	4.757%	12/09/2011	5,332,609	$2,988,485

Gaming - 0.47%
Caesers Entertainment Operating Co., Inc. - Term Loan B-2	USD	3.244%	03/26/2012	2,475,000	2,323,921

Non Captive Finance - 0.40%
iStar Financial, Inc. - Tranche A-2 Loan	USD	7.000%	12/02/2011	2,000,000	1,994,866

Publishing/Printing - 0.07%

Merrill Communications LLC - Term Loan 2L - Second Lien:
	USD	13.750%	04/30/2012	150,000	135,500
	USD	14.000%	04/30/2012	9,185	8,297

R.H. Donnelley, Inc. - Term Loan D3-Exit:
	USD	9.000%	03/30/2012	49,865	19,323
	USD	9.000%	04/30/2012	111,820	43,330
	USD	9.000%	05/31/2012	89,162	34,550
Tribune Co. - Tranche X Advance	USD	5.000%	06/30/2011	192,000	124,080	(2)

					365,080

Retail Food/Drug - 0.34%
BJ’s Wholesale Club, Inc. - First Lien	USD	7.000%	03/30/2012	1,645,875	1,665,978

Retail Non Food/Drug - 0.34%

Lord & Taylor Holdings LLC - Term Loan:
	USD	5.750%	04/11/2012	1,538,625	1,543,625
	USD	5.750%	04/30/2012	111,375	111,737

					1,655,362

TOTAL BANK LOANS					11,141,582

(Cost $12,051,790)

COMMON STOCKS - 0.38%

Food & Beverage - 0.00%(8)

Archer-Daniels-Midland Co.	USD			1,000	31,200

Media Cable - 0.38%

Charter Communications, Inc.	USD			29,487	1,869,771	(10)

TOTAL COMMON STOCKS					1,900,971

(Cost $582,680)

	Currency	Rate	Maturity Date	Shares*	Market Value (Expressed in U.S. $)
PREFERRED STOCKS - 0.26%

Banking - 0.09%
Wells Fargo & Co.	USD	7.500%	12/31/2049	230	$252,770
Wintrust Financial Corp.	USD	7.500%	12/15/2013	3,450	183,712

					436,482

Exploration & Production - 0.12%
Apache Corp.	USD	6.000%	08/01/2013	5,540	336,223
SandRidge Energy, Inc.	USD	8.500%		1,900	246,810

					583,033

Life - 0.04%
Hartford Financial Services Group, Inc.	USD	7.250%	04/01/2013	2,958	66,111
MetLife, Inc.	USD	5.000%	09/11/2013	2,250	162,878

					228,989

Metals/Mining/Steel - 0.01%
Molycorp, Inc.	USD	5.500%	03/01/2014	850	51,145

Technology - 0.00%(8)
Unisys Corp.	USD	6.250%	03/01/2014	70	4,127

TOTAL PREFERRED STOCKS					1,303,776

(Cost $1,243,431)

WARRANTS - 0.01%(10)

Media Other - 0.01%

Cumulus Media, Inc.
expires 06/03/2030, strike price $0.010				12,989	45,202

Publishing/Printing - 0.00%(8)

Readers Digest expires 02/19/2014				1,498	0

TOTAL WARRANTS					45,202

(Cost $490,671)

SHORT TERM INVESTMENTS - 1.85%

Money Market Mutual Funds - 1.85%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares
(0.15875% 7-Day Yield)	USD			9,128,143	9,128,143

TOTAL SHORT TERM INVESTMENTS					9,128,143

Market Value (Expressed in U.S. $)
(Cost $9,128,143)

Total Investments - 99.23%	$489,960,045
(Cost $476,166,649)

Other Assets in Excess of Liabilities - 0.77%	3,792,955

Net Assets - 100.00%	$493,753,000

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

EUR	-	Euro Currency
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $128,662,738, which represents approximately 26.06% of net assets as of February 29, 2012.

(2)	Security is currently in default/non-income producing.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 29, 2012.
(4)	Pay-in-kind securities.
(5)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of February 29, 2012, the aggregate market value of those securities was $6,219,524, which represents approximately 1.26% of net assets.

(6)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(7)	Zero coupon bond reflects effective yield on the date of purchase.
(8)	Amount represents less than 0.005% of net assets.
(9)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 29, 2012. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(10)	Non-income producing security.

Common Abbreviations:
BV	-	Besloten Vennootschap a Dutch private limited liability company.
GMTN	-	Global Medium Term Note.
LLC	-	Limited Liability Corp.
LP	-	Limited Partnership.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV	-	A variable capital company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/ Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ Depreciation
EUR	240,445	Sale	03/30/2012	$320,385	$759
EUR	160,569	Sale	03/30/2012	213,952	2,077
JPY	24,989,000	Sale	03/30/2012	307,484	11,841

					$14,677

EUR	176,000	Sale	03/30/2012	$234,513	$(4,433)
EUR	4,868,000	Sale	03/30/2012	6,486,429	(122,609)

					$(127,042)

See Notes to Quarterly Statement of Investments.

Stone Harbor Local Markets Fund	Statement of Investments
February 29, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 48.77%

Argentina - 0.18%

Republic of Argentina:
	ARS	9.877%	12/31/2033	7,680,627	$1,678,697	(1)
	EUR	6.840%	12/31/2033	984,573	865,754	(1)

					2,544,451

Brazil - 2.11%

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2017	44,600,000	25,147,256
	BRL	10.000%	01/01/2021	8,300,000	4,510,913

					29,658,169

Chile - 0.14%
Republic of Chile	CLP	5.500%	08/05/2020	890,000,000	1,967,089

Colombia - 3.07%
Bogota Distrio Capital	COP	9.750%	07/26/2028	34,200,000,000	26,749,761	(2)

Republic of Colombia:
	COP	12.000%	10/22/2015	5,540,000,000	3,961,781
	COP	7.750%	04/14/2021	12,108,000,000	8,139,294
	COP	9.850%	06/28/2027	5,386,000,000	4,310,001

					43,160,837

Hungary - 2.44%

Hungarian Government:
	HUF	6.750%	02/12/2013	2,190,480,000	10,045,306
	HUF	7.500%	10/24/2013	700,100,000	3,227,091
	HUF	5.500%	02/12/2014	1,204,890,000	5,337,142
	HUF	6.750%	08/22/2014	414,880,000	1,869,118
	HUF	8.000%	02/12/2015	2,066,700,000	9,528,877
	HUF	6.750%	02/24/2017	358,100,000	1,552,288
	HUF	6.750%	11/24/2017	295,770,000	1,266,869
	HUF	7.500%	11/12/2020	71,790,000	312,584
Republic of Hungary	EUR	4.375%	07/04/2017	1,080,000	1,219,457

					34,358,732

Malaysia - 4.01%

Malaysian Government:
	MYR	5.094%	04/30/2014	25,000,000	8,726,840
	MYR	3.434%	08/15/2014	7,500,000	2,532,549
	MYR	3.741%	02/27/2015	14,000,000	4,760,140
	MYR	3.835%	08/12/2015	34,320,000	11,743,615
	MYR	4.012%	09/15/2017	77,180,000	26,700,596
	MYR	4.378%	11/29/2019	580,000	206,016

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Malaysia - 4.01% (continued)

Malaysian Government: (continued)
	MYR	4.160%	07/15/2021	5,050,000	$1,777,826

					56,447,582

Mexico - 10.53%

Mexican Bonos:
	MXN	7.750%	12/14/2017	109,990,000	9,551,028
	MXN	8.000%	06/11/2020	376,149,000	33,149,075
	MXN	6.500%	06/10/2021	782,980,000	62,460,173
	MXN	8.500%	05/31/2029	62,000,000	5,479,448
	MXN	7.750%	05/29/2031	104,850,000	8,555,246

Mexican Udibonos:
	MXN	5.000%	06/16/2016	36,071,856	3,199,586
	MXN	3.500%	12/14/2017	3,616,703	307,592
	MXN	4.000%	06/13/2019	24,317,570	2,146,525
	MXN	2.500%	12/10/2020	297,050,303	23,266,761

					148,115,434

Peru - 0.49%

Republic of Peru:
	PEN	7.840%	08/12/2020	4,720,000	2,050,167	(2)
	PEN	8.200%	08/12/2026	10,570,000	4,808,678	(2)

					6,858,845

Philippines - 0.03%
Republic of Philippines	PHP	4.950%	01/15/2021	14,000,000	347,913

Poland - 7.52%

Republic of Poland:
	PLN	0.000%	01/25/2013	103,600,000	32,145,209	(3)
	PLN	5.250%	04/25/2013	3,700,000	1,203,815
	PLN	0.000%	07/25/2013	4,570,000	1,387,971	(3)
	PLN	5.500%	04/25/2015	96,120,000	31,698,208
	PLN	3.000%	08/24/2016	51,276,015	17,133,933
	PLN	5.250%	10/25/2017	22,062,000	7,202,204
	PLN	5.750%	10/25/2021	27,890,000	9,194,342
	PLN	5.750%	09/23/2022	17,650,000	5,817,154

					105,782,836

Russia - 0.67%
Russian Federation	RUB	7.850%	03/10/2018	265,000,000	9,465,582	(2)

South Africa - 9.39%

Republic of South Africa:
	ZAR	8.000%	12/21/2018	83,230,000	11,379,816
	ZAR	7.250%	01/15/2020	27,990,000	3,620,666
	ZAR	6.750%	03/31/2021	594,930,000	73,703,891
	ZAR	10.500%	12/21/2026	150,510,000	23,880,344
	ZAR	7.000%	02/28/2031	100,220,000	11,327,776

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
South Africa - 9.39% (continued)

Republic of South Africa: (continued)
	ZAR	6.250%	03/31/2036	82,000,000	$8,231,608

					132,144,101

Thailand - 4.13%

Thailand Government:
	THB	4.250%	03/13/2013	133,870,000	4,474,885
	THB	5.250%	05/12/2014	251,840,000	8,673,239
	THB	3.625%	05/22/2015	695,750,000	23,208,483
	THB	3.125%	12/11/2015	110,990,000	3,645,674
	THB	3.250%	06/16/2017	108,880,000	3,569,626
	THB	2.800%	10/10/2017	324,480,000	10,370,812
	THB	3.875%	06/13/2019	4,775,000	160,718
	THB	1.200%	07/14/2021	119,500,000	4,052,906

					58,156,343

Turkey - 4.06%

Republic of Turkey:
	TRY	0.000%	08/08/2012	1,300,000	715,552	(3)
	TRY	0.000%	07/17/2013	28,600,000	14,497,382	(3)
	TRY	8.000%	01/29/2014	1,760,000	990,019
	TRY	4.500%	02/11/2015	14,175,203	8,476,112
	TRY	4.000%	04/29/2015	14,294,654	8,449,478
	TRY	10.000%	06/17/2015	1,760,000	1,034,288
	TRY	9.000%	01/27/2016	40,160,000	22,969,234

					57,132,065

TOTAL SOVEREIGN DEBT OBLIGATIONS					686,139,979

(Cost $665,677,043)

CORPORATE BONDS - 4.18%

Colombia - 0.43%

Emgesa SA ESP:
	COP	8.750%	01/25/2021	636,000,000	386,979	(4)
	COP	8.750%	01/25/2021	8,043,000,000	4,893,823	(2)

Empresas Publicas de Medellin ESP:
	COP	8.375%	02/01/2021	450,000,000	267,742	(2)
	COP	8.375%	02/01/2021	802,000,000	477,176	(4)

					6,025,720

European Union - 3.23%
Asian Development Bank	ZAR	6.500%	09/15/2015	4,650,000	608,955

European Bank for Reconstruction & Development:
	BRL	9.250%	09/10/2012	2,500,000	1,461,144
	MXN	7.300%	05/23/2013	8,500,000	685,801
	IDR	7.200%	06/08/2016	39,000,000,000	4,647,572

European Investment Bank:
	ZAR	8.000%	10/21/2013	3,810,000	518,892

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
European Union - 3.23% (continued)

European Investment Bank: (continued)
	IDR	6.000%	04/22/2014	11,000,000,000	$1,230,305
	ZAR	9.000%	12/21/2018	139,000,000	19,563,233
	ZAR	0.000%	12/31/2018	5,280,000	415,824	(3)

Inter-American Development Bank:
	IDR	6.500%	03/10/2014	15,000,000,000	1,693,736
	IDR	6.500%	06/04/2014	16,000,000,000	1,808,515
	IDR	0.000%	08/20/2015	105,450,000,000	9,849,404	(3)

International Bank for Reconstruction & Development:
	RUB	10.000%	04/05/2012	39,350,000	1,352,366
	ZAR	0.000%	05/14/2012	6,500,000	854,393	(3)
	RUB	6.000%	11/29/2012	21,500,000	738,032

					45,428,172

Mexico - 0.52%
Petroleos Mexicanos	MXN	7.650%	11/24/2021	94,160,000	7,402,235	(4)

TOTAL CORPORATE BONDS					58,856,127

(Cost $58,248,349)

CREDIT LINKED NOTES - 20.09%

Brazil - 8.70%

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2017	18,000,000	10,092,578	(5)
	BRL	10.000%	01/01/2014	5,000,000	2,919,784	(6)
	BRL	10.000%	01/01/2014	7,000,000	4,086,068	(7)
	BRL	10.000%	01/01/2015	3,700,000	2,137,578	(7)
	BRL	10.000%	01/01/2015	15,300,000	6,725,315	(7)
	BRL	10.000%	01/01/2017	30,800,000	17,366,267	(7)
	BRL	10.000%	01/01/2021	1,000,000	542,845	(6)
	BRL	10.000%	01/01/2021	1,100,000	597,129	(6)
	BRL	10.000%	01/01/2021	1,200,000	652,180	(8)
	BRL	10.000%	01/01/2021	1,800,000	972,624	(5)
	BRL	10.000%	01/01/2021	2,000,000	1,086,967	(8)
	BRL	10.000%	01/01/2021	2,600,000	1,411,396	(6)
	BRL	10.000%	01/01/2021	5,000,000	2,717,417	(8)
	BRL	10.000%	01/01/2021	5,000,000	2,701,732	(5)
	BRL	10.000%	01/01/2021	5,000,000	2,714,223	(6)
	BRL	10.000%	01/01/2021	5,500,000	2,971,906	(5)
	BRL	10.000%	01/01/2021	6,000,000	3,257,068	(6)
	BRL	10.000%	01/01/2021	6,500,000	3,512,252	(5)
	BRL	10.000%	01/01/2021	6,800,000	3,737,753	(5)
	BRL	10.000%	01/01/2021	7,000,000	3,799,913	(6)
	BRL	10.000%	01/01/2021	8,000,000	4,347,868	(7)
	BRL	10.000%	01/01/2021	8,000,000	4,357,246	(9)
	BRL	10.000%	01/01/2021	11,000,000	5,978,318	(8)
	BRL	10.000%	01/01/2021	12,000,000	6,514,136	(6)
	BRL	10.000%	01/01/2021	12,600,000	6,808,366	(5)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Brazil - 8.70% (continued)

Nota Do Tesouro Nacional: (continued)
	BRL	10.000%	01/01/2021	37,780,000	$20,414,290	(5)

					122,423,219

Colombia - 2.13%

Titulos de Tesoreria - Series B:
	COP	7.250%	06/15/2016	2,200,000,000	1,270,723	(6)
	COP	7.250%	06/15/2016	10,000,000,000	5,776,014	(6)
	COP	11.000%	07/24/2020	1,500,000,000	1,044,319	(6)
	COP	11.000%	07/24/2020	1,764,000,000	1,228,120	(6)
	COP	11.000%	07/24/2020	2,200,000,000	1,531,668	(6)
	COP	11.000%	07/24/2020	2,300,000,000	1,601,290	(6)
	COP	11.000%	07/24/2020	5,100,000,000	3,550,686	(6)
	COP	11.000%	07/24/2020	8,000,000,000	5,569,703	(6)
	COP	11.000%	07/24/2020	12,018,000,000	8,367,087	(6)

					29,939,610

Indonesia - 6.06%

Republic of Indonesia:
	IDR	11.500%	09/15/2019	6,800,000,000	1,032,816	(7)
	IDR	12.800%	06/15/2021	10,800,000,000	1,807,383	(5)
	IDR	12.800%	06/15/2021	27,700,000,000	4,637,140	(9)
	IDR	8.250%	07/15/2021	25,000,000,000	3,306,541	(10)
	IDR	8.250%	07/15/2021	25,000,000,000	3,318,933	(8)
	IDR	8.250%	07/15/2021	90,200,000,000	11,839,000	(7)
	IDR	8.250%	07/15/2021	197,000,000,000	26,134,168	(9)
	IDR	7.000%	05/15/2022	10,000,000,000	1,231,042	(9)
	IDR	11.000%	09/15/2025	6,500,000,000	1,047,062	(10)
	IDR	11.000%	09/15/2025	19,072,000,000	3,055,326	(7)
	IDR	11.000%	09/15/2025	51,100,000,000	8,231,519	(10)
	IDR	11.000%	09/15/2025	62,500,000,000	10,067,905	(10)
	IDR	11.000%	09/17/2025	33,600,000,000	5,382,705	(9)
	IDR	8.250%	06/15/2032	31,000,000,000	4,124,856	(9)

					85,216,396

Russia - 3.20%

Russian Federation:
	RUB	7.000%	06/03/2015	430,900,000	14,734,714	(8)
	RUB	6.880%	07/15/2015	200,000,000	6,815,068	(8)
	RUB	7.400%	06/14/2017	162,200,000	5,549,240	(8)
	RUB	7.500%	03/15/2018	116,600,000	3,995,148	(7)
	RUB	7.500%	03/15/2018	204,500,000	6,996,421	(8)
	RUB	7.600%	04/14/2021	205,000,000	6,950,342	(9)

					45,040,933

TOTAL CREDIT LINKED NOTES					282,620,158

(Cost $270,647,749)

	Currency	Shares*	Market Value (Expressed in U.S. $)
SHORT TERM INVESTMENTS - 7.19%

Money Market Mutual Funds - 7.19%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares
(0.15875% 7-Day Yield)	USD	101,096,407	$101,096,407

TOTAL SHORT TERM INVESTMENTS			101,096,407

(Cost $101,096,407)

Total Investments - 80.23%			1,128,712,671

(Cost $1,095,669,548)

Other Assets In Excess of Liabilities - 19.77%			278,160,943

Net Assets - 100.00%			$1,406,873,614

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

ARS	-	Argentine Peso
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro Currency
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(2)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of February 29, 2012, the aggregate market value of those securities was $48,235,753, which represents approximately 3.43% of net assets.

(3)	Zero coupon bond reflects effective yield on the date of purchase.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,266,390, which represents approximately 0.59% of net assets as of February 29, 2012.

(5)	The underlying security is issued by Barclays Bank PLC.
(6)	The underlying security is issued by Citigroup Global Markets.
(7)	The underlying security is issued by JP Morgan Chase.
(8)	The underlying security is issued by Credit Suisse First Boston.
(9)	The underlying security is issued by Deutsche Bank AG London.
(10)	The underlying security is issued by HSBC Bank.

Common Abbreviations:
ESP	- Empresa de Servicios Publicos is the Colombian term for Public Service Company.
SA	- Generally designates corporations in various countries mostly employing civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
BRL	52,081,754	Sale	03/02/2012	$30,314,458	$98,245
BRL	52,081,754	Purchase	03/02/2012	30,314,457	932,897
CNY	6,395,000	Purchase	05/16/2012	1,014,801	14,801
CNY	2,074,963	Purchase	05/16/2012	329,269	4,269
CNY	26,269,711	Purchase	05/16/2012	4,168,652	44,679
CNY	2,169,200	Purchase	05/16/2012	344,223	4,223
CNY	2,873,700	Purchase	05/16/2012	456,018	6,018
CNY	6,365,500	Purchase	05/16/2012	1,010,120	10,120
RUB	69,982,000	Purchase	03/02/2012	2,395,635	195,635
RUB	1,698,432,796	Purchase	03/02/2012	58,141,027	3,537,819
RUB	51,426,000	Purchase	03/02/2012	1,760,423	108,315
RUB	1,568,137,796	Purchase	05/24/2012	53,080,193	965,278
RUB	51,426,000	Purchase	05/24/2012	1,740,728	33,499

					$5,955,798

BRL	52,081,754	Purchase	04/03/2012	$30,081,905	$(103,417)
CNY	46,148,074	Sale	05/16/2012	7,323,083	(86,440)
MYR	244,214,750	Purchase	04/02/2012	81,334,562	(200,811)
PHP	138,621,300	Purchase	03/16/2012	3,238,205	(6,296)
RUB	1,568,137,796	Sale	03/02/2012	53,680,747	(1,023,333)
RUB	200,277,000	Sale	03/02/2012	6,855,915	(255,915)
RUB	51,426,000	Sale	03/02/2012	1,760,423	(34,139)
RUB	397,528,000	Purchase	04/02/2012	13,552,326	(47,674)
THB	818,370,000	Purchase	04/02/2012	26,978,860	(21,140)
TRY	175,400,000	Purchase	04/02/2012	99,579,880	(420,120)

					$(2,199,285)

See Notes to Quarterly Statement of Investments.

Stone Harbor Emerging Markets Corporate Debt Fund	Statement of Investments
February 29, 2012 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

CORPORATE BONDS - 96.61%

Argentina - 2.68%
Alto Palermo SA	USD	7.875%	05/11/2017	258,000	$250,260	(1)
Capex SA	USD	10.000%	03/10/2018	550,000	467,500	(2)
Empresa Distribuidora Y Comercializadora Norte	USD	9.750%	10/25/2022	300,000	229,500	(1)

					947,260

Barbados - 1.23%
Columbus International, Inc.	USD	11.500%	11/20/2014	400,000	436,000	(1)

Brazil - 20.42%
Banco Cruzeiro do Sul SA	USD	8.875%	09/22/2020	325,000	282,750	(1)
BM&FBovespa SA	USD	5.500%	07/16/2020	350,000	374,500	(1)
BR Malls International Finance Ltd.	USD	8.500%	01/21/2049	300,000	319,500	(1)
BR Properties SA	USD	9.000%	10/07/2049	150,000	157,500	(1)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	200,000	204,500	(2)
General Shopping Finance Ltd.	USD	10.000%	11/09/2015	294,000	305,760	(2)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	100,000	107,250	(1)(3)
Hypermarcas SA	USD	6.500%	04/20/2021	800,000	780,000	(2)
Minerva Luxembourg SA	USD	12.250%	02/10/2022	270,000	283,500	(2)
Minerva Overseas II Ltd.	USD	10.875%	11/15/2019	225,000	230,062	(1)
Mirabela Nickel Ltd.	USD	8.750%	04/15/2018	200,000	174,000	(2)
NET Servicos de Comunicacao SA	USD	7.500%	01/27/2020	311,000	366,980
Odebrecht Drilling Norbe VIII/IX Ltd.	USD	6.350%	06/30/2021	735,000	786,450	(1)
Odebrecht Finance Ltd.	USD	7.000%	04/21/2020	102,000	112,455	(1)
OGX Petroleo e Gas Participacoes SA	USD	8.500%	06/01/2018	700,000	733,250	(2)
Petrobras International Finance Co.	USD	5.375%	01/27/2021	67,000	72,368

Petrobras International Finance Co.:
	USD	2.875%	02/06/2015	116,000	119,021
	USD	6.750%	01/27/2041	121,000	141,174

QGOG Atlantic / Alaskan Rigs Ltd.:
	USD	5.250%	07/30/2018	191,480	196,027	(1)
	USD	5.250%	07/30/2018	663,478	679,236	(2)
Telemar Norte Leste SA	USD	5.500%	10/23/2020	573,000	585,893	(1)
Votorantim Cimentos SA	USD	7.250%	04/05/2041	200,000	202,200	(2)

					7,214,376

Chile - 0.75%
Cencosud SA	USD	5.500%	01/20/2021	250,000	264,186	(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
China - 5.21%
Central China Real Estate Ltd.	USD	12.250%	10/20/2015	100,000	$102,250	(1)
China Liansu Group Holdings Ltd.	USD	7.875%	05/13/2016	200,000	191,500	(2)
Evergrande Real Estate Group Ltd.	USD	13.000%	01/27/2015	150,000	150,000	(1)
Kaisa Group Holdings Ltd.	USD	13.500%	04/28/2015	300,000	297,750	(1)
Mega Advance Investments Ltd.	USD	5.000%	05/12/2021	205,000	216,742	(2)
MIE Holdings Corp.	USD	9.750%	05/12/2016	450,000	447,750	(2)
Texhong Textile Group Ltd.	USD	7.625%	01/19/2016	250,000	212,500	(1)
West China Cement Ltd.	USD	7.500%	01/25/2016	250,000	223,125	(1)

					1,841,617

Colombia - 4.12%
BanColombia SA	USD	5.950%	06/03/2021	200,000	208,500
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	400,000	422,000	(2)
Gruposura Finance	USD	5.700%	05/18/2021	600,000	619,500	(2)
Grupo Aval Ltd.	USD	5.250%	02/01/2017	200,000	205,850	(2)

					1,455,850

Dominican Republic - 0.57%

Cap Cana SA:
	USD	10.000%	04/30/2016	500,000	125,000	(1)(4)
	USD	10.000%	04/30/2016	509,432	76,415	(1)(4)

					201,415

Hong Kong - 2.91%
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	300,000	307,500	(1)(5)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	200,000	204,280	(2)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	500,000	515,050

					1,026,830

India - 3.18%
ICICI Bank Ltd.	USD	5.750%	11/16/2020	400,000	403,780	(1)
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	250,000	254,212	(2)
Vedanta Resources PLC	USD	8.250%	06/07/2021	500,000	465,000	(2)

					1,122,992

Indonesia - 5.53%
Bakrie Telecom Pte Ltd.	USD	11.500%	05/07/2015	303,000	177,255	(1)
BLT Finance BV	USD	7.500%	05/15/2014	100,000	27,500	(1)(4)
Bumi Capital Pte Ltd.	USD	12.000%	11/10/2016	200,000	224,000	(1)
Bumi Investment Pte Ltd.	USD	10.750%	10/06/2017	1,000,000	1,076,250	(1)
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	200,000	226,250	(1)
PT Adaro Indonesia	USD	7.625%	10/22/2019	201,000	223,864	(1)

					1,955,119

Jamaica - 3.11%
Digicel Group Ltd.	USD	10.500%	04/15/2018	1,000,000	1,100,000	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Kazakhstan - 2.36%

BTA Bank JSC:
	USD	10.750%	07/01/2018	1,030,326	$273,036	(1)(4)
	USD	0.000%	07/01/2020	1,000,000	72,500	(1)(6)
Zhaikmunai LLP	USD	10.500%	10/19/2015	459,000	487,688	(1)

					833,224

Mexico - 10.68%
America Movil SAB de CV	USD	2.375%	09/08/2016	600,000	615,649

Axtel SAB de CV:
	USD	7.625%	02/01/2017	80,000	70,000	(2)
	USD	9.000%	09/22/2019	300,000	262,500	(1)
BBVA Bancomer SA	USD	4.500%	03/10/2016	150,000	154,500	(1)

Cemex SAB de CV:
	USD	5.579%	09/30/2015	450,000	400,500	(2)(5)
	USD	9.000%	01/11/2018	500,000	465,000	(1)
Geo Maquinaria	USD	9.625%	05/02/2021	642,688	597,699	(2)
Grupo Bimbo SAB de CV	USD	4.875%	06/30/2020	202,000	216,751	(2)
Grupo Televisa SAB	USD	6.000%	05/12/2018	200,000	232,321
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	300,000	346,918

Urbi Desarrollos Urbanos SAB de CV:
	USD	9.500%	01/21/2020	200,000	207,000
	USD	9.750%	02/03/2022	200,000	206,000	(2)

					3,774,838

Peru - 3.00%
Banco de Credito del Peru	USD	5.375%	09/16/2020	200,000	204,000	(1)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	350,000	364,000	(2)
Southern Copper Corp.	USD	6.750%	04/16/2040	295,000	324,312
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	163,000	168,624	(2)

					1,060,936

Qatar - 3.31%

Qtel International Finance Ltd.:
	USD	4.750%	02/16/2021	450,000	459,675	(1)
	USD	5.000%	10/19/2025	700,000	710,150	(1)

					1,169,825

Russia - 11.30%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.875%	09/25/2017	300,000	308,250	(1)
ALROSA Finance SA	USD	7.750%	11/03/2020	200,000	213,000	(1)
Evraz Group SA	USD	6.750%	04/27/2018	600,000	592,500	(2)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	652,000	653,630	(2)
MTS International Funding Ltd.	USD	8.625%	06/22/2020	300,000	343,500	(1)
Novatek Finance Ltd.	USD	6.604%	02/03/2021	650,000	706,063	(2)
SCF Capital Ltd.	USD	5.375%	10/27/2017	400,000	384,000	(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Russia - 11.30% (continued)

Vimpel Communications Holdings BV:
	USD	6.255%	03/01/2017	200,000	$197,750	(1)
	USD	7.504%	03/01/2022	200,000	195,750	(2)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	400,000	399,500	(1)

					3,993,943

Singapore - 0.29%
STATS ChipPAC Ltd.	USD	5.375%	03/31/2016	100,000	101,000	(1)

South Africa - 3.34%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	500,000	477,500	(1)
Myriad International Holding BV	USD	6.375%	07/28/2017	630,000	702,450	(1)

					1,179,950

South Korea - 1.26%
Korea Gas Corp.	USD	6.250%	01/20/2042	206,000	234,335	(2)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	200,000	209,920	(1)

					444,255

Turkey - 1.32%
Yuksel Insaat AS	USD	9.500%	11/10/2015	550,000	464,750	(1)

Ukraine - 2.90%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	200,000	185,000	(2)
Metinvest BV	USD	8.750%	02/14/2018	500,000	461,875	(2)
MHP SA	USD	10.250%	04/29/2015	200,000	196,250	(1)
Mriya Agro Holding PLC	USD	10.950%	03/30/2016	200,000	181,000	(2)

					1,024,125

United Arab Emirates - 7.14%
Dolphin Energy Ltd.	USD	5.500%	12/15/2021	200,000	207,800	(2)
DP World Ltd.	USD	6.850%	07/02/2037	500,000	477,500	(1)
DP World Sukuk Ltd.	USD	6.250%	07/02/2017	490,000	514,010	(1)
Dubai Holding Commercial Operations MTN Ltd.	GBP	6.000%	02/01/2017	600,000	763,626

IPIC GMTN Ltd.:
	USD	3.750%	03/01/2017	350,000	353,500	(2)
	USD	6.875%	11/01/2041	200,000	207,500	(2)

					2,523,936

TOTAL CORPORATE BONDS					34,136,427

(Cost $35,768,233)

	Currency	Rate	Maturity Date	Shares*	Market Value (Expressed in U.S. $)
CREDIT LINKED NOTES - 1.80%

Argentina - 1.80%
Cablevision SA	USD	9.375%	02/12/2018	700,000	637,000	(7)

TOTAL CREDIT LINKED NOTES					$637,000

(Cost $702,600)

SHORT TERM INVESTMENTS - 0.67%

Money Market Mutual Funds - 0.67%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares
(0.15875% 7-Day Yield)	USD			237,716	237,716

TOTAL SHORT TERM INVESTMENTS					237,716

(Cost $237,716)

Total Investments - 99.08%					35,011,143
(Cost $36,708,549)

Other Assets In Excess of Liabilities - 0.92%					324,598

Net Assets - 100.00%					$35,335,741

* The contract/principal/share amounts of each security is stated in the currency in which the security is denominated. See below.

GBP	-	Great Britain Pound
USD	-	United States Dollar

(1)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of February 29, 2012, the aggregate market value of those securities was $16,716,015, which represents approximately 47.31% of net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by Stone Harbor Investment Partners and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,507,493, which represents approximately 38.23% of net assets as of February 29, 2012.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 29, 2012.
(4)	Security is currently in default/non-income producing.
(5)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	The underlying security is issued by Deutsche Bank AG London.

Common Abbreviations:
AS	-	Anonim Sirket is the Turkish term for Incorporation.
BV	-	Besloten Vennootschap a Dutch private limited liability company.
BVI	-	British Virgin Islands.
GMTN	-	Global Medium Term Note.
JSC	-	Joing Stock Co.
LLP	-	Limited Liability Partnership.
Ltd.	-	Limited.
MTN	-	Medium Term Note.

OJSC	-	Open Joint Stock Co.
PLC	-	Public Limited Co.
Pte	-	Private.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAB	-	Sociedad Anonima Bursatil is the Spanish term used for publicly held company.
SAB de CV	-	A variable capital company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation
GBP	473,000	Sale	03/30/2012	$752,334	$(11,205)

					$(11,205)

See Notes to Quarterly Statement of Investments.

Stone Harbor Investment Funds	Notes to Quarterly Statement of Investments

February29, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a non-diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation: Debt securities, bank loans and linked notes, are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds are valued at their net asset value.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted and Unadjusted Prices in active markets for identical investments

Level 2	–	Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of February 29, 2012 in valuing the Funds’ assets:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt
Obligations	$–	$693,278,598	$–	$693,278,598
Bank Loans	–	2,272,165	1,038,394	3,310,559
Corporate Bonds	–	323,041,225	–	323,041,225
Participation Notes	–	7,334,589	–	7,334,589
Credit Linked Notes	–	52,781,885	–	52,781,885
Short Term Investments	18,489,463	–	–	18,489,463
Total	$18,489,463	$1,078,708,462	$1,038,394	$1,098,236,319

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$633,933	$–	$633,933
Liabilities
Forward Foreign Currency Contracts	–	(1,541,075)	–	(1,541,075)
Total	$–	$(907,142)	$–	$(907,142)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor High Yield Bond Fund
Corporate Bonds	$–	$458,151,255	$–	$458,151,255
Convertible Corporate Bonds	–	8,289,116	–	8,289,116
Bank Loans	–	11,141,582	–	11,141,582
Common Stocks	1,900,971	–	–	1,900,971
Preferred Stocks	1,303,776	–	–	1,303,776
Warrants	45,202	–	–	45,202
Short Term Investments	9,128,143	–	–	9,128,143
Total	$12,378,092	$477,581,953	$–	$489,960,045

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$14,677	$–	$14,677
Liabilities
Forward Foreign Currency Contracts	–	(127,042)	–	(127,042)
Total	$–	$(112,365)	$–	$(112,365)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$–	$686,139,979	$–	$686,139,979
Corporate Bonds	–	58,856,127	–	58,856,127
Credit Linked Notes	–	282,620,158	–	282,620,158
Short Term Investments	101,096,407	–	–	101,096,407
Total	$101,096,407	$1,027,616,264	$–	$1,128,712,671

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$5,955,798	$–	$5,955,798
Liabilities
Forward Foreign Currency Contracts	–	(2,199,285)	–	(2,199,285)
Total	$–	$3,756,513	$–	$3,756,513

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$–	$34,136,427	$–	$34,136,427
Credit Linked Notes	–	637,000	–	637,000
Short Term Investments	237,716	–	–	237,716
Total	$237,716	$34,773,427	$–	$35,011,143

Other Financial Instruments**
Liabilities
Forward Foreign Currency Contracts	–	(11,205)	–	(11,205)
Total	$–	$(11,205)	$–	$(11,205)

*	For detailed Industry/Country descriptions, see accompanying Statement of Investments.

**	Other financial instruments are derivative instruments not reflected in the Statement of Investments.

There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of May 31, 2011	Accrued Discount/ Premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of February 29, 2012	Net change in unrealized depreciation attributable to Level 3 investments still held at February 29, 2012
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$17,818,730	$(10,358)	$(636,146)	$136,047	$(5,802,190)	$(11,506,083)	$—	$—
Bank Loans	3,197,000	—	23,236	—	(2,181,842)	—	1,038,394	—

Corporate Bonds	4,257,737	98,261	852	(1,313,115)	1,019,701	(4,063,436)	—	—
Total	$25,273,467	$87,903	$(612,058)	$(1,177,068)	$(6,964,331)	$(15,569,519)	$1,038,394	$—

Investments in Securities at Value	Balance as of May 31, 2011	Accrued Discount/ Premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of February 29, 2012	Net change in unrealized depreciation attributable to Level 3 investments still held at February 29, 2012
Stone Harbor High Yield Bond Fund
Corporate Bonds	$2	$75	$—	$(75)	$—	$(2)	$—	$—
Convertible Corporate Bonds	342,923	100,290	4,510	(116,257)	(91,349)	(240,117)	—	—
Total	$342,925	$100,365	$4,510	$(116,332)	$(91,349)	$(240,119)	$—	$—

Investments in Securities at Value	Balance as of May 31, 2011	Accrued Discount/ Premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of February 29, 2012	Net change in unrealized depreciation attributable to Level 3 investments still held at February 29, 2012
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$13,281,491	$(117,380)	$(44,461)	$2,199,590	$13,109,218	$(28,428,458)	$—	$—
Total	$13,281,491	$(117,380)	$(44,461)	$2,199,590	$13,109,218	$(28,428,458)	$—	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b) Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally,

4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(d) Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(e) Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease its exposure to the following risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the make value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type below in the notes that follow.

Forward Foreign Currency Contracts: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit Linked Notes: The Funds may invest in Credit Linked Notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a Credit Linked Note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like and investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a Credit Linked Note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note. Because Credit Linked Notes are derivatives, an investment in these instruments is generally subject to the risks associated with derivatives.

(f) Loan Participations and Assignments: The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At February29, 2012 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were substantially as follows:

	Stone Harbor Emerging Markets Debt Fund	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Emerging Markets Corporate Debt Fund
Gross appreciation (excess of value over tax cost)	$59,446,382	$29,590,548	$34,054,881	$619,231
Gross depreciation (excess of tax cost over value)	(21,420,175)	(15,802,224)	(9,961,975)	(2,327,206)
Net unrealized appreciation/(depreciation)	38,026,207	(13,788,324)	24,092,906	(1,707,975)
Cost of investments for income tax purposes	$1,060,210,112	$476,171,721	$1,104,619,765	$36,719,118

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 27, 2012

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	April 27, 2012